UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                            (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2016

Item 1.  REPORTS TO STOCKHOLDERS.

Cavalier Funds

ANNUAL REPORT

May 31, 2016

Cavalier Dividend Income Fund
Cavalier Dynamic Growth Fund
Cavalier Fundamental Growth Fund
Cavalier Global Opportunities Fund
Cavalier Hedged Equity Fund
Cavalier Hedged High Income Fund
Cavalier Multi Strategist Fund
Cavalier Stable Income Fund
Cavalier Tactical Rotation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Cavalier Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The Cavalier Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Cavalier Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	1
Dividend Income Fund	2
Dynamic Growth Fund	10
Fundamental Growth Fund	19
Global Opportunities Fund	29
Hedged Equity Fund	37
Hedged High Income Fund	45
Multi Strategist Fund	53
Stable Income Fund	63
Tactical Rotation Fund	71
Notes to Financial Statements	79
Auditor Opinion	91
Additional Information	92

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Cavalier Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Investment Advisor Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Derivatives Risk, Futures Risk, Swaps Risk, Risk from Purchasing Options, Risk from Writing Options, Fixed-Income Market Risk, Commodities Risk, Real Estate Risk, Mortgage and Asset-Backed Securities Risk, General Market Risk, Foreign Investment Risk, Currency Risk, Emerging Markets Risk, Depository Receipts Risk, and Micro-Cap Securities Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2016.

For More Information on Your Cavalier Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

We appreciate the opportunity to present to you the annual report for the fiscal year ending May 31, 2016.  We have designed our suite of products to be suitable for investors seeking the capture of benchmark like performance in up markets along with the comfort of having a safety net of downside protection built into each fund offering to reduce asset loss in harsh down markets.  Cavalier Funds are adaptive and tactical.

We built the organization around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and-hold investing, with less fear and panic during times of market duress.   We deliver investment products that systematically and tactically seek to manage risk and downside volatility.

Large market drawdowns generally follow cyclical bull markets and entail at least three corrections.   We have experienced two so far, 2001-02 and again 2007-09.  We believe another is coming, it is likely a matter of "when" and "how much." There is still no sure way to completely avoid downside in the normal course of a market cycle.  Being able to adapt to a changing market will be critical.  We believe we are entering an era where active management, and in particular, the effective use of tactical risk management, will serve investors well and help them meet their goals.

Cavalier Funds will continue offer product solutions that allow investors the comfort of knowing that when markets are deteriorating significantly, that we will take action.  That our Funds will seek protection by becoming more defensive and possibly allocating capital to cash.

(RCCAV0816001)

Cavalier Dividend Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dividend Income Fund - Institutional Class Shares versus the MSCI ACWI High Dividend Yield NR Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Institutional Class Shares	-5.51%	4.16%	09/20/12	1.87%
MSCI ACWI High Dividend Yield NR Index	-3.46%	5.36%	N/A	N/A
S&P Global Broad Market Index	-4.88%	5.40%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Dividend Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2016

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dividend Income Fund - Advisor Class Shares versus the MSCI ACWI High Dividend Yield NR Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Advisor Class Shares	-6.41%	3.78%	09/26/12	2.87%
MSCI ACWI High Dividend Yield NR Index	-3.46%	5.71%	N/A	N/A
S&P Global Broad Market Index	-4.88%	5.92%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Dividend Income Fund

Schedule of Investments

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 92.57%
First Trust Dow Jones Global Select Dividend Index Fund		13,612	$311,851
iShares 1-3 Year Treasury Bond ETF		3,281	278,426
iShares Short Treasury Bond ETF		3,090	341,043
SPDR S&P 500 ETF Trust		1,913	401,424
SPDR S&P Dividend ETF		4,151	339,552

Total Exchange-Traded Products (Cost $1,596,532)			1,672,296

SHORT-TERM INVESTMENT - 5.97%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §		107,854	107,854

Total Short-Term Investment (Cost $107,854)			107,854

Total Value of Investments (Cost $1,704,386) - 98.54%			$1,780,150

Other Assets Less Liabilities - 1.46%			26,293

Net Assets - 100.00%			$1,806,443

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	92.57%	$1,672,296
Short-Term Investment	5.97%	107,854
Other Assets Less Liabilities	1.46%	26,293
Total	100.00%	$1,806,443

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $1,704,386)	$1,780,150
Receivables:
Fund shares sold	1,595
Dividends and interest	49
Due from Advisor	34,816
Prepaid expenses:
Registration and filing expenses	8,810
Fund accounting fees	3,252
Insurance expenses	1,075
Compliance fees	350

Total assets	1,830,097

Liabilities:
Payables:
Fund shares repurchased	3,107
Accrued expenses:
Professional fees	14,750
Shareholder fulfillment expenses	1,792
Administration fees	1,517
Trustee fees and meeting expenses	1,263
Custody and banking fees	1,058
Securities pricing fees	101
Distribution and service fees - Advisor Class Shares	66

Total liabilities	23,654

Total Net Assets	$1,806,443

Net Assets Consist of:
Paid in capital	$2,110,807
Accumulated net investment loss	(7,659)
Accumulated net realized loss on investements	(372,469)
Net unrealized appreciation on investments	75,764

Total Net Assets	$1,806,443

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	168,655
Net Assets	$1,718,300
Net Asset Value, Offering Price and Redemption Price Per Share	$10.19

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	8,509
Net Assets	$88,143
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.36

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends from unaffiliated investments	$38,138
Dividends from affiliated investment (a)	24,994

Total Investment Income	63,132

Expenses:
Fund accounting fees (note 2)	39,271
Registration and filing expenses	37,169
Professional fees	34,355
Transfer agent fees (note 2)	33,000
Advisory fees (note 2)	24,420
Shareholder fulfillment expenses	14,184
Administration fees (note 2)	13,498
Trustee fees and meeting expenses	10,650
Custody and banking fees (note 2)	6,728
Compliance fees (note 2)	4,365
Securities pricing fees	1,620
Insurance expenses	1,393
Distribution and service fees - Advisor Class Shares (note 3)	962
Other operating expenses	912

Total Expenses	222,527

Expenses reimbursed by Advisor (note 2)	(154,516)
Advisory fees waived (note 2)	(24,420)

Net Expenses	43,591

Net Investment Income	19,541

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions on unaffiliated investments	96,892
Investment transactions on affiliated investment (a)	(464,535)
Capital gain distributions from underlying funds	9,600
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(156,480)
Affiliated investment (a)	212,641

Net Realized and Unrealized Loss on Investments	(301,882)

Net Decrease in Net Assets Resulting from Operations	$(282,341)

(a) Forward International Dividend Fund

See Notes to Financial Statements

Cavalier Dividend Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment income			$19,541	$253,647
Net realized gain (loss) from:
Investment transactions			(367,643)	(14,422)
Capital gain distributions from underlying funds			9,600	-
Net change in unrealized appreciation (depreciation) on investments			56,161	(240,324)

Net Decrease in Net Assets Resulting from Operations			(282,341)	(1,099)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(26,727)	(253,533)
Advisor Class Shares			(472)	(5,526)

Net realized gains
Institutional Class Shares			-	(15,711)
Advisor Class Shares			-	(479)

Decrease in Net Assets Resulting from Distributions			(27,199)	(275,249)

Beneficial Interest Transactions:
Shares sold			2,618,175	4,298,123
Reinvested dividends and distributions			17,044	137,537
Shares repurchased			(5,888,112)	(3,959,579)

Increase (Decrease) from Beneficial Interest Transactions			(3,252,893)	476,081

Net Increase (Decrease) in Net Assets			(3,562,433)	199,733

Net Assets:
Beginning of Year			5,368,876	5,169,143
End of Year			$1,806,443	$5,368,876

Accumulated net investment loss			$(7,659)	$(9,564)
	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	253,821	$2,533,046	360,044	$3,960,786
Reinvested dividends and distributions	1,610	16,606	12,316	133,750
Shares repurchased	(568,931)	(5,769,408)	(336,296)	(3,676,321)
Net Increase (Decrease) in Shares of
Beneficial Interest	(313,500)	$(3,219,756)	36,064	$418,215

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	8,068	$85,129	30,271	$337,337
Reinvested dividends and distributions	42	438	342	3,787
Shares repurchased	(11,107)	(118,704)	(25,896)	(283,258)
Net Increase (Decrease) in Shares of
Beneficial Interest	(2,997)	$(33,137)	4,717	$57,866

See Notes to Financial Statements

Cavalier Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$10.87		$11.41		$11.02		$10.00

Income from Investment Operations
Net investment income	0.08	(g)	0.46	(g)	0.55	(g)	0.29
Net realized and unrealized gain (loss) on investments	(0.68)		(0.51)		0.41		1.02

Total from Investment Operations	(0.60)		(0.05)		0.96		1.31

Less Distributions:
From net investment income	(0.08)		(0.46)		(0.49)		(0.29)
From net realized gains	-		(0.03)		(0.08)		-

Total Distributions	(0.08)		(0.49)		(0.57)		(0.29)

Net Asset Value, End of Period	$10.19		$10.87		$11.41		$11.02

Total Return (c)	(5.51)%		(0.43)%		9.03%		13.32%	(b)

Net Assets, End of Period (in thousands)	$1,718		$5,241		$5,090		$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	8.23%		3.56%		1.15%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.58%	(i)	1.23%	(h)	1.15%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.75%	(i)	4.19%	(h)	4.97%		4.74%	(a)

Portfolio turnover rate	118.07%		23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements							(Continued)

Cavalier Dividend Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.12		$11.68		$11.18		$10.00

Income from Investment Operations
Net investment income (loss)	(0.06)	(g)	0.43	(g)	0.43	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.65)		(0.60)		0.53		1.17

Total from Investment Operations	(0.71)		(0.17)		0.96		1.41

Less Distributions:
From net investment income	(0.05)		(0.36)		(0.38)		(0.23)
From net realized gains	-		(0.03)		(0.08)		-

Total Distributions	(0.05)		(0.39)		(0.46)		(0.23)

Net Asset Value, End of Period	$10.36		$11.12		$11.68		$11.18

To tal Return (c)	(6.41)%		(1.45)%		8.79%		14.25%	(b)

Net Assets, End of Period (in thousands)	$88		$128		$79		$5

Ratios of:
Gross Expenses to Average Net Assets (d)	8.47%		4.56%		2.15%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.66%	(i)	2.23%	(h)	2.15%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.61)%	(i)	3.79%	(h)	3.84%		4.68%	(a)

Portfolio turnover rate	118.07%		23.77%		2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dynamic Growth Fund - Institutional Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2016	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	-7.71%	3.68%	4.43%	10/02/09	1.27%
S&P 500 Total Return Index	1.72%	8.65%	13.75%	N/A	N/A
S&P Global Broad Market Index	-4.88%	2.35%	6.16%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Dynamic Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 18, 2011 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Dynamic Growth Fund - Advisor Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2016	Year	Year	Inception	Date	Ratio*
Advisor Class Shares	-8.64%	3.68%	4.65%	02/18/11	2.27%
S&P 500 Total Return Index	1.72%	11.04%	11.18%	N/A	N/A
S&P Global Broad Market Index	-4.88%	2.98%	3.03%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Dynamic Growth Fund

Schedule of Investments

As of May 31, 2016
	Shares	Value (Note 1)

COMMON STOCKS - 43.56%

Consumer Discretionary - 3.94%
The Walt Disney Co.	1,549	$153,692
VF Corp.	1,880	117,162
Whirlpool Corp.	1,115	194,701
		465,555
Consumer Staples - 1.06%
The Procter & Gamble Co.	1,543	125,045
		125,045
Energy - 4.16%
EOG Resources, Inc.	2,146	174,599
Exxon Mobil Corp.	1,814	161,482
Schlumberger Ltd.	2,037	155,423
		491,504
Financials - 10.08%
Bank of America Corp.	15,199	224,793
BB&T Corp.	4,437	161,374
BlackRock, Inc.	453	164,824
The Goldman Sachs Group, Inc.	973	155,174
US Bancorp	3,835	164,215
Visa, Inc.	2,103	166,011
Wells Fargo & Co.	3,018	153,073
		1,189,464
Health Care - 8.14%
Abbott Laboratories	3,001	118,929
AbbVie, Inc.	3,448	216,983
Amgen, Inc.	1,320	208,494
Gilead Sciences, Inc.	1,320	114,919
Johnson & Johnson	1,403	158,104
Pfizer, Inc.	4,157	144,248
		961,677
Industrials - 6.34%
Deere & Co.	1,859	152,977
Eaton Corp. PLC	2,507	154,507
Stanley Black & Decker, Inc.	1,291	146,115
The Boeing Co.	1,090	137,502
United Technologies Corp.	1,570	157,911
		749,012
Information Technology - 7.69%
* Alphabet, Inc.	268	200,692
Apple, Inc.	2,758	275,414
Intel Corp.	4,709	148,757
Microsoft Corp.	2,775	147,075
Skyworks Solutions, Inc.	2,041	136,257
		908,195

		(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued

As of May 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Materials - 2.15%
International Paper Co.		3,164	$133,394
LyondellBasell Industries NV		1,480	120,413
			253,807

Total Common Stocks (Cost $5,047,015)			5,144,259

EXCHANGE-TRADED PRODUCTS - 56.75%
Consumer Discretionary Select Sector SPDR Fund		3,949	312,919
Consumer Staples Select Sector SPDR Fund		19,652	1,034,874
iShares Core S&P 500 ETF		2,029	428,058
iShares JP Morgan USD Emerging Markets Bond ETF		8,652	960,199
iShares U.S. Real Estate ETF		4,841	378,808
iShares US Preferred Stock ETF		9,842	389,743
iShares US Telecommunications ETF		18,340	579,544
Materials Select Sector SPDR Fund		12,910	605,996
SPDR Barclays International Corporate Bond ETF		11,475	371,216
* SPDR Barclays International Treasury Bond ETF		11,353	625,210
* SPDR Gold Shares		3,260	378,356
Utilities Select Sector SPDR Fund		12,960	636,984

Total Exchange-Traded Products (Cost $6,599,926)			6,701,907

Total Value of Investments (Cost $11,646,941) - 100.31%			$11,846,166

Liabilities in Excess of Other Assets - (0.31)%			(36,231)

Net Assets - 100.00%			$11,809,935

* Non-income producing investment	The following acronyms and abbreviations are used in this portfolio:
	NV - Netherlands security
	PLC - Public Limited Company

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Consumer Discretionary	3.94%	$465,555
Consumer Staples	1.06%	125,045
Energy	4.16%	491,504
Financials	10.08%	1,189,464
Health Care	8.14%	961,677
Industrials	6.34%	749,012
Information Technology	7.69%	908,195
Materials	2.15%	253,807
Exchange-Traded Products	56.75%	6,701,907
Liabilities in Excess of Other Assets	-0.31%	(36,231)
Total	100.00%	$11,809,935

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $11,646,941)	$11,846,166
Receivables:
Fund shares sold	1,423
Due From Advisor	17,102
Dividends and interest	18,903
Prepaid expenses:
Registration and filing expenses	9,773
Fund accounting fees	3,259
Insurance expenses	1,510
Compliance fees	317

Total assets	11,898,453

Liabilities:
Due to Custodian	41,560
Payables:
Fund shares repurchased	24,553
Accrued expenses:
Professional fees	14,750
Shareholder fulfillment expenses	1,821
Custody and banking fees	1,726
Administration fees	1,389
Trustee fees and meeting expenses	1,263
Distribution and service fees - Advisor Class Shares	1,040
Securities pricing fees	416

Total liabilities	88,518

Total Net Assets	$11,809,935

Net Assets Consist of:
Paid in capital	$11,228,490
Accumulated net investment loss	(9,025)
Accumulated net realized gain on investment transactions	391,245
Net unrealized appreciation on investments	199,225

Total Net Assets	$11,809,935

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,092,341
Net Assets	$10,831,319
Net Asset Value, Offering Price and Redemption Price Per Share	$9.92

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	103,124
Net Assets	$978,616
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.49

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends (net of foreign tax withheld of $298)	$213,474

Total Investment Income	213,474

Expenses:
Advisory fees (note 2)	77,724
Fund accounting fees (note 2)	40,727
Registration and filing fees	38,586
Professional fees	36,688
Transfer agent fees (note 2)	33,000
Shareholder fulfillment fees	22,203
Administration fees (note 2)	18,750
Compliance fees (note 2)	17,155
Custody and banking fees (note 2)	13,280
Distribution and service fees - Advisor Class Shares (note 3)	11,780
Trustee fees and meeting expenses	12,650
Securities pricing fees	5,177
Insurance expenses	1,706
Other operating expenses	912

Total Expenses	330,338

Expenses reimbursed by Advisor (note 2)	(27,678)
Advisory fees waived (note 2)	(54,837)

Net Expenses	247,823

Net Investment Loss	(34,349)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	1,047,194
Net change in unrealized depreciation on investments	(2,292,376)

Net Realized and Unrealized Loss on Investments	(1,245,182)

Net Decrease in Net Assets Resulting from Operations	$(1,279,531)

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment loss			$(34,349)	$(122,551)
Net realized gain from investment transactions			1,047,194	2,178,528
Net change in unrealized appreciation (depreciation) on investments			(2,292,376)	1,316,469
Net Increase (Decrease) in Net Assets Resulting from Operations			(1,279,531)	3,372,446

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(187,556)
Advisor Class Shares			-	(10,427)
Net realized gains
Institutional Class Shares			(2,370,611)	(1,650,890)
Advisor Class Shares			(214,472)	(91,784)
Decrease in Net Assets Resulting from Distributions			(2,585,083)	(1,940,657)

Beneficial Interest Transactions:
Shares sold			30,327,483	7,557,708
Reinvested dividends and distributions			2,495,479	596,827
Shares repurchased			(38,078,303)	(13,657,470)
Decrease from Beneficial Interest Transactions			(5,255,341)	(5,502,935)

Net Decrease in Net Assets			(9,119,955)	(4,071,146)

Net Assets:
Beginning of Year			20,929,890	25,001,036
End of Year			$11,809,935	$20,929,890

Accumulated Net Investment Loss			$(9,025)	$-

	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,380,984	$29,141,711	559,773	$7,000,656
Reinvested dividends and distributions	224,951	2,281,007	46,254	521,280
Shares repurchased	(3,039,855)	(36,783,431)	(1,044,811)	(13,059,180)
Net Decrease in Shares of Beneficial Interest	(433,920)	$(5,360,713)	(438,784)	$(5,537,244)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	102,233	$1,185,772	45,893	$557,052
Reinvested dividends and distributions	21,997	214,472	6,855	75,547
Shares repurchased	(117,134)	(1,294,872)	(50,451)	(598,290)
Net Increase in Share of Beneficial Interest	7,096	$105,372	2,297	$34,309

See Notes to Financial Statements

Cavalier Dynamic Growth Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2016		2015		2014		2013	2012

Net Asset Value, Beginning of Year	$12.92		$12.15		$11.55		$9.42	$11.78

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)	(d)	(0.06)	(d)	0.11	(d)	0.21	0.06
Net realized and unrealized gain (loss) on
investments	(0.93)		1.88		1.08		1.92	(1.05)

Total from Investment Operations	(0.95)		1.82		1.19		2.13	(0.99)

Less Distributions from:
Net investment income	-		(0.11)		(0.13)		-	(0.21)
Net realized gains	(2.05)		(0.94)		(0.46)		-	(1.16)

Total Distributions	(2.05)		(1.05)		(0.59)		-	(1.37)

Net Asset Value, End of Year	$9.92		$12.92		$12.15		$11.55	$9.42

Total Return (a)	(7.71)%		16.26%		10.44%		22.61%	(8.09)%

Net Assets, End of Year (in thousands)	$10,831		$19,722		$23,879		$14,139	$16,271

Ratios of:
Gross Expenses to Average Net Assets (b)	1.85%	(e)	1.27%		0.70%		0.94%	1.45%
Net Expenses to Average Net Assets (b)	1.37%	(e)	1.27%		0.70%		0.88%	1.38%
Net Investment Income (Loss) to Average
Net Assets (c)	(0.14)%		(0.47)%		0.91%		1.72%	0.59%

Portfolio turnover rate	312.56%		259.65%		425.39%		453.00%	711.11%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)								Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements								(Continued)

Cavalier Dynamic Growth Fund

Financial Highlights

For a share outstanding during each	Advisor Class Shares
of the fiscal years ended May 31,	2016		2015		2014		2013	2012

Net Asset Value, Beginning of Year	$12.57		$11.97		$11.48		$9.48	$11.87

Income (Loss) from Investment Operations
Net investment income (loss)	(0.11)	(d)	(0.18)	(d)	(0.01)	(d)	0.08	(0.05)
Net realized and unrealized gain (loss) on
investments	(0.92)		1.83		1.09		1.92	(1.03)

Total from Investment Operations	(1.03)		1.65		1.08		2.00	(1.08)

Less Distributions from:
Net investment income	-		(0.11)		(0.13)		-	(0.21)
Net realized gains	(2.05)		(0.94)		(0.46)		-	(1.10)

Total Distributions	(2.05)		(1.05)		(0.59)		-	(1.31)

Net Asset Value, End of Year	$9.49		$12.57		$11.97		$11.48	$9.48

Total Return (a)	(8.64)%		15.04%		9.53%		21.10%	(8.90)%

Net Assets, End of Year (in thousands)	$979		$1,208		$1,122		$865	$808

Ratios of:
Gross Expenses to Average Net Assets (b)	2.95%	(e)	2.27%		1.70%		1.92%	2.44%
Net Expenses to Average Net Assets (b)	2.40%	(e)	2.27%		1.70%		1.87%	2.38%
Net Investment Income (Loss) to Average
Net Assets (c)	(1.02)%		(1.50)%		(0.09)%		0.88%	(0.60)%

Portfolio turnover rate	312.56%		259.65%		425.39%		453.00%	711.11%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Institutional Class Shares versus the S&P 500 Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Institutional Class Shares	-9.21%	5.80%	10/17/13	1.14%
S&P Global Broad Market Index	-4.88%	1.02%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Fundamental Growth Fund - Advisor Class Shares versus the S&P 500 Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Advisor Class Shares	-10.11%	5.35%	11/04/13	2.14%
S&P Global Broad Market Index	-4.88%	0.87%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Fundamental Growth Fund

Schedule of Investments

As of May 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - 98.67%

Consumer Discretionary - 25.13%
*	Amazon.com, Inc.	900	$650,511
*	AutoZone, Inc.	1,955	1,490,101
	Darden Restaurants, Inc.	28,800	1,953,504
	DR Horton, Inc.	3,650	111,544
	Drew Industries, Inc.	6,900	533,784
*	Installed Building Products, Inc.	12,700	424,561
*	LGI Homes, Inc.	30,000	810,600
*	O'Reilly Automotive, Inc.	5,800	1,533,694
*	Smith & Wesson Holding Corp.	32,700	796,899
	Starbucks Corp.	17,600	966,064
	Sturm Ruger & Co., Inc.	2,200	145,706
	The Home Depot, Inc.	6,400	845,568
*	Tile Shop Holdings, Inc.	14,800	270,100
*	Ulta Salon Cosmetics & Fragrance, Inc.	12,000	2,796,120
			13,328,756
Consumer Staples - 22.14%
	Altria Group, Inc.	24,700	1,571,908
	Constellation Brands, Inc.	6,701	1,026,258
	Dr Pepper Snapple Group, Inc.	16,000	1,462,400
	General Mills, Inc.	8,700	546,186
	Hormel Foods Corp.	45,200	1,555,332
	John B Sanfilippo & Son, Inc.	5,900	279,188
μ	Marine Harvest ASA	16,700	277,888
	Reynolds American, Inc.	51,600	2,564,520
	The Clorox Co.	15,800	2,030,932
	Treasury Wine Estates Ltd.	57,100	430,077
			11,744,689
Energy - 0.98%
	Nordic American Tankers Ltd.	33,700	517,969
			517,969
Financials - 14.48%
	CyrusOne, Inc.	3,200	157,792
	Digital Realty Trust, Inc.	9,200	878,140
	Equinix, Inc.	415	150,230
	Extra Space Storage, Inc.	23,300	2,166,201
*	FCB Financial Holdings, Inc.	7,000	258,790
	First Internet Bancorp	3,200	81,888
*	Franklin Financial Network, Inc.	4,400	136,400
	James River Group Holdings Ltd.	5,700	201,495
	Nasdaq, Inc.	16,300	1,075,963
	Opus Bank	3,400	128,044
	Oritani Financial Corp.	15,600	261,300

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2016
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - Continued
	Public Storage	7,515	$1,906,631
	Xinyuan Real Estate Co. Ltd.	54,000	274,860
			7,677,734
Health Care - 1.96%
*	AMN Healthcare Services, Inc.	11,300	421,942
*	Amsurg Corp.	2,200	164,538
	Daiichi Sankyo Co. Ltd.	5,400	124,632
*	iRadimed Corp.	10,000	185,400
*	MiMedx Group, Inc.	17,900	140,873
			1,037,385
Industrials - 9.77%
	Acuity Brands, Inc.	5,800	1,502,432
*	American Woodmark Corp.	3,300	266,508
*	Controladora Vuela Cia de Aviacion SAB de CV	19,600	378,476
*	Dycom Industries, Inc.	4,700	398,983
	Equifax, Inc.	3,600	452,628
	Grupo Aeroportuario del Pacifico SAB de CV	2,600	262,366
	Insperity, Inc.	3,000	215,910
	Lockheed Martin Corp.	1,900	448,837
*	NV5 Global, Inc.	16,204	441,559
	Ryanair Holdings PLC	6,300	550,620
μ	Vinci SA	14,000	262,640
			5,180,959
Information Technology - 12.54%
	Broadcom Ltd.	10,800	1,667,088
*	Fabrinet	10,500	372,750
*	Fiserv, Inc.	3,400	358,122
*	Gigamon, Inc.	9,100	283,465
*	LightPath Technologies, Inc.	75,000	142,500
*	MaxLinear, Inc.	37,800	783,216
*	MeetMe, Inc.	46,000	173,880
	NVIDIA Corp.	9,600	448,512
*	Oclaro, Inc.	105,000	526,050
	Total System Services, Inc.	9,200	494,040
*	Vantiv, Inc.	10,500	564,585
*	VeriSign, Inc.	9,800	837,508
			6,651,716
Materials - 3.71%
	DRDGOLD Ltd.	37,000	170,570
*	Headwaters, Inc.	46,700	886,833
	Vulcan Materials Co.	7,800	910,650
			1,968,053

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2016
			Shares	Value (Note 1)

COMMON STOCKS - Continued

Telecommunications - 3.64%
AT&T, Inc.			42,300	$1,656,045
NTT DOCOMO, Inc.			11,000	275,440
				1,931,485
Utilities - 4.32%
American Water Works Co., Inc.			11,300	837,330
Ormat Technologies, Inc.			19,700	859,117
UGI Corp.			13,900	596,588
				2,293,035

Total Common Stocks (Cost $48,863,857)				52,331,781

SHORT-TERM INVESTMENT - 0.17%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §			87,995	87,995

Total Short-Term Investment (Cost $87,995)				87,995

Total Value of Investments (Cost $48,951,852) - 98.84%				$52,419,776

Other Assets Less Liabilities - 1.16%				615,616

Net Assets - 100.00%				$53,035,392

* Non-income producing investment		μ	American Depositary Receipt
§ Represents 7 day effective yield

The following acronym and abbreviation is used in this portfolio:
PLC - Public Limited Company

	Summary of Investments by Sector
	% of Net
Sector	Assets		Value
Consumer Discretionary	25.13%		$13,328,756
Consumer Staples	22.14%		11,744,689
Energy	0.98%		517,969
Financials	14.48%		7,677,734
Health Care	1.96%		1,037,385
Industrials	9.77%		5,180,959
Information Technology	12.54%		6,651,716
Materials	3.71%		1,968,053
Telecommunications	3.64%		1,931,485
Utilities	4.32%		2,293,035
Short-Term Investment	0.17%		87,995
Other Assets Less Liabilities	1.16%		615,616
Total	100.00%		$53,035,392

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $48,951,852)	$52,419,776
Receivables:
Investments sold	2,830,258
Fund shares sold	55,687
Dividends and interest	30,235
Prepaid expenses:
Registration and filing expenses	10,410
Insurance expenses	3,355
Fund accounting fees	3,203
Compliance fees	350

Total assets	55,353,274

Liabilities:
Due to custodian	127,515
Payables:
Investments purchased	2,049,704
Fund shares repurchased	99,663
Accrued expenses:
Professional fees	14,750
Advisory fees	14,386
Distribution and service fees - Advisor Class Shares	5,820
Custody and banking fees	1,922
Shareholder fulfillment expenses	1,802
Trustee fees and meeting expenses	1,263
Securities pricing fees	587
Administration fees	469

Total liabilities	2,317,881

Total Net Assets	$53,035,393

Net Assets Consist of:
Paid in capital	$53,601,291
Accumulated net investment loss	-
Accumulated net realized loss on investments	(4,033,822)
Net unrealized appreciation on investments	3,467,924

Total Net Assets	$53,035,393

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,925,637
Net Assets	$45,453,286
Net Asset Value, Offering Price and Redemption Price Per Share	$11.58

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	663,889
Net Assets	$7,582,107
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.42

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends (net of withholding taxes of $2,340)	$649,575

Total Investment Income	649,575

Expenses:
Advisory fees (note 2)	561,000
Distribution and service fees - Advisor Class Shares (note 3)	79,301
Administration fees (note 2)	56,100
Registration and filing expenses	48,778
Fund accounting fees (note 2)	44,610
Professional fees	35,378
Transfer agent fees (note 2)	33,000
Shareholder fulfillment expenses	24,162
Custody and banking fees (note 2)	15,726
Trustee fees and meeting expenses	10,650
Securities pricing fees	8,960
Compliance fees (note 2)	4,365
Insurance expenses	2,260
Other operating expenses	912

Total Expenses	925,202

Advisory fees waived (note 2)	(224,730)

Net Expenses	700,472

Net Investment Loss	(50,897)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(2,341,481)
Net change in unrealized depreciation on investments	(3,257,869)

Net Realized and Unrealized Loss on Investments	(5,599,350)

Net Decrease in Net Assets Resulting from Operations	$(5,650,247)

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment income (loss)			$(50,897)	$60,918
Net realized loss from investment transactions			(2,341,481)	(1,547,809)
Net change in unrealized appreciation (depreciation) on investments			(3,257,869)	6,560,050

Net Increase (Decrease) in Net Assets Resulting from Operations			(5,650,247)	5,073,159

Distributions to Shareholders From:
Net Investment income
Institutional Class Shares			(55,656)	-
Advisor Class Shares			(9,691)	-

Decrease in Net Assets Resulting from Distributions			(65,347)	-

Beneficial Interest Transactions:
Shares sold			45,596,054	44,902,436
Reinvested dividends and distributions			57,997	-
Shares repurchased			(47,456,100)	(7,858,223)

Increase (Decrease) from Beneficial Interest Transactions			(1,802,049)	37,044,213

Net Increase (Decrease) in Net Assets			(7,517,643)	42,117,372

Net Assets:
Beginning of Year			60,553,036	18,435,664
End of Year			$53,035,393	$60,553,036

Accumulated Net Investment Income (Loss)			$-	$32,984

	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,426,443	$41,336,593	3,190,887	$38,302,827
Reinvested dividends and distributions	4,187	48,497	-	-
Shares repurchased	(3,712,131)	(44,866,358)	(625,132)	(7,565,725)
Net Increase (Decrease) in Shares of
Beneficial Interest	(281,501)	$(3,481,268)	2,565,755	$30,737,102

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	351,060	$4,259,461	541,308	$6,599,609
Reinvested dividends and distributions	828	9,500	-	-
Shares repurchased	(225,766)	(2,589,742)	(24,438)	(292,498)
Net Increase in Shares of
Beneficial Interest	126,122	$1,679,219	516,870	$6,307,111

See Notes to Financial Statements

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$12.77		$11.09		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.01	(e)	0.03	(e)	(0.04)	(e)
Net realized and unrealized gain (loss) on investments	(1.19)		1.65		1.13

Total from Investment Operations	(1.18)		1.68		1.09

Less Distributions from:
Net investment income	(0.01)		-		-

Total Distributions	(0.01)		-		-

Net Asset Value, End of Period	$11.58		$12.77		$11.09

Total Return (c)	(9.21)%		15.15%		10.90%	(b)

Net Assets, End of Period (in thousands)	$45,453		$53,713		$18,202

Ratios of:
Gross Expenses to Average Net Assets (d)	1.51%		1.55%		1.25%	(a)
Net Expenses to Average Net Assets (d)	1.11%	(g)	1.13%		1.25%	(a)
Net Investment Income (Loss) to Average Net Assets	0.05%	(g)	0.23%		(0.64)%	(a)

Portfolio turnover rate	172.08%		95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements					(Continued)

Cavalier Fundamental Growth Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2016		2015		2014	(f)

Net Asset Value, Beginning of Period	$12.72		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.11)	(e)	(0.11)	(e)	(0.10)	(e)
Net realized and unrealized gain (loss) on investments	(1.18)		1.67		1.26

Total from Investment Operations	(1.29)		1.56		1.16

Less Distributions from:
Net investment income	(0.01)		-		-

Total from Investment Operations	(0.01)		-		-

Net Asset Value, End of Period	$11.42		$12.72		$11.16

Total Return (c)	(10.11)%		13.98%		11.60%	(b)

Net Assets, End of Period (in thousands)	$7,582		$6,840		$233

Ratios of:
Gross Expenses to Average Net Assets (d)	2.51%		2.55%		2.25%	(a)
Net Expenses to Average Net Assets (d)	2.11%	(g)	2.13%		2.25%	(a)
Net Investment Loss to Average Net Assets	(0.96)%	(g)	(0.93)%		(1.69)%	(a)

Portfolio turnover rate	172.08%		95.22%		71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.
(g)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Global Opportunities Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Global Opportunities Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Institutional Class Shares	-8.92%	6.42%	09/20/12	1.17%
S&P Global Broad Market Index	-4.88%	5.40%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Global Opportunities Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2016

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Global Opportunities Fund - Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Advisor Class Shares	-9.84%	5.90%	09/26/12	2.17%
S&P Global Broad Market Index	-4.88%	5.92%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Global Opportunities Fund

Schedule of Investments

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 94.11%
ALPS Sector Dividend Dogs ETF		18,535	$738,064
Guggenheim S&P 500 Equal Weight Consumer Staples ETF		12,054	1,469,142
Guggenheim S&P 500 Equal Weight Utilities ETF		9,183	758,424
iShares MSCI New Zealand Capped ETF		18,550	778,543
PowerShares International BuyBack Achievers Portfolio		26,684	726,872
PowerShares S&P 500 High Dividend Low Volatility Portfolio		59,312	2,188,020
PowerShares S&P SmallCap Utilities Portfolio		49,948	2,267,639
SPDR Barclays Long Term Corporate Bond ETF		18,620	753,834
VanEck Vectors Gold Miners ETF		29,485	665,771
VanEck Vectors Russia Small-Cap ETF		35,395	867,178
Vanguard Telecommunication Services ETF		24,011	2,218,376

Total Exchange-Traded Products (Cost $12,856,289)			13,431,863

SHORT-TERM INVESTMENT - 5.93%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §		846,400	846,400

Total Short-Term Investment (Cost $846,400)			846,400

Total Value of Investments (Cost $13,702,689) - 100.04%			$14,278,263

Liabilities in Excess of Other Assets - (0.04)%			(5,282)

Net Assets - 100.00%			$14,272,981

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	94.11%	$13,431,863
Short-Term Investment	5.93%	846,400
Liabilities in Excess of Other Assets	-0.04%	(5,282)
Total	100.00%	$14,272,981

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $13,702,689)	$14,278,263
Receivables:
Fund shares sold	26
Dividends and interest	264
Due from Advisor	35,673
Prepaid expenses:
Registration and filing expenses	9,679
Fund accounting fees	3,236
Insurance expenses	1,448
Compliance fees	317

Total assets	14,328,906

Liabilities:
Payables:
Fund shares repurchased	30,633
Accrued expenses:
Professional fees	14,750
Distribution and service fees - Advisor Class Shares	4,729
Shareholder fulfillment expenses	1,807
Custody and banking fees	1,448
Trustee fees and meeting expenses	1,263
Administration fees	1,213
Securities pricing fees	82

Total liabilities	55,925

Net Assets	$14,272,981

Net Assets Consist of:
Paid in capital	$17,958,482
Accumulated net investment income	25,470
Accumulated net realized loss on investment transactions	(4,286,545)
Net unrealized appreciation on investments	575,574

Total Net Assets	$14,272,981

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$8,112,768
Net Asset Value, Offering Price and Redemption Price Per Share	$11.81

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)
Net Assets	$6,160,213
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.61

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends	$444,312

Total Investment Income	444,312

Expenses:
Advisory fees (note 2)	153,502
Distribution and service fees - Advisor Class Shares (note 3)	65,432
Registration and filing expenses	61,815
Fund accounting fees (note 2)	42,411
Professional fees	35,893
Administration fees (note 2)	35,188
Transfer agent fees (note 2)	33,450
Shareholder fulfillment expenses	21,373
Trustee fees and meeting expenses	12,650
Custody and banking fees (note 2)	9,072
Compliance fees (note 2)	4,405
Insurance expenses	2,260
Securities pricing fees	1,711
Other operating expenses	912

Total Expenses	480,074

Advisory fees waived (note 2)	(110,527)

Net Expenses	369,547

Net Investment Income	74,765

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(4,267,333)
Net change in unrealized depreciation on investments	(721,836)

Net Realized and Unrealized Loss on Investments	(4,989,169)

Net Decrease in Net Assets Resulting from Operations	$(4,914,404)

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment income			$74,765	$58,975
Net realized gain (loss) from investment transactions			(4,267,333)	1,272,220
Net change in unrealized appreciation (depreciation) on investments			(721,836)	45,829

Net Increase (Decrease) in Net Assets Resulting from Operations			(4,914,404)	1,377,024

Distributions to Shareholders:
Net investment income
Institutional Class Shares			-	(106,094)
Advisor Class Shares			-	(1,610)
Net realized gains
Institutional Class Shares			(468,463)	(777,478)
Advisor Class Shares			(83,379)	(13,419)

Decrease in Net Assets Resulting from Distributions			(551,842)	(898,601)

Beneficial Interest Transactions:
Shares sold			19,946,677	51,856,844
Reinvested dividends and distributions			312,132	193,226
Shares repurchased			(48,797,766)	(13,508,733)

Increase (Decrease) from Beneficial Interest Transactions			(28,538,957)	38,541,337

Net Increase (Decrease) in Net Assets			(34,005,203)	39,019,760

Net Assets:
Beginning of Year			48,278,184	9,258,424
End of Year			$14,272,981	$48,278,184

Accumulated Net Investment Income (Loss)			$25,470	$(49,295)
	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,500,145	$18,703,510	3,419,874	$44,603,708
Reinvested dividends and distributions	19,530	232,212	15,072	185,323
Shares repurchased	(3,959,676)	(47,206,701)	(1,010,762)	(13,173,619)
Net Increase (Decrease) in Shares of
Beneficial Interest	(2,440,001)	$(28,270,979)	2,424,184	$31,615,412

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	103,299	$1,243,167	566,194	$7,253,136
Reinvested dividends and distributions	6,802	79,920	645	7,903
Shares repurchased	(133,864)	(1,591,065)	(26,302)	(335,114)
Net Increase (Decrease) in Shares of
Beneficial Interest	(23,763)	$(267,978)	540,537	$6,925,925

See Notes to Financial Statements

Cavalier Global Opportunities Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$13.13		$12.93		$11.19		$10.00

Income from Investment Operations
Net investment income	0.05	(g)	0.05	(g)	0.09	(g)	0.02
Net realized and unrealized gain (loss) on investments	(1.22)		0.65		1.74		1.22

Total from Investment Operations	(1.17)		0.70		1.83		1.24

Less Distributions From:
Net investment income	-		(0.06)		(0.09)		(0.05)
Net realized gains	(0.15)		(0.44)		-		-

Total Distributions	(0.15)		(0.50)		(0.09)		(0.05)

Net Asset Value, End of Period	$11.81		$13.13		$12.93		$11.19

Total Return (c)	(8.92)%		5.63%		16.36%		12.41%	(b)

Net Assets, End of Period (in thousands)	$8,113		$41,049		$9,080		$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)	1.22%		1.25%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	0.91%	(i)	0.93%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.41%	(i)	0.41%	(h)	0.72%		0.57%	(a)

Portfolio turnover rate	284.69%		50.59%		3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements							(Continued)

Cavalier Global Opportunities Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$13.04		$12.97		$11.28		$10.00

Income from Investment Operations
Net investment loss	(0.07)	(g)	(0.13)	(g)	(0.03)	(g)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.21)		0.70		1.80		1.32

Total from Investment Operations	(1.28)		0.57		1.77		1.31

Less Distributions From:
Net investment income	-		(0.06)		(0.08)		(0.03)
Net realized gains	(0.15)		(0.44)		-		-

Total Distributions	(0.15)		(0.50)		(0.08)		(0.03)

Net Asset Value, End of Period	$11.61		$13.04		$12.97		$11.28

Total Return (c)	(9.84)%		4.64%		15.72%		13.12%	(b)

Net Assets, End of Period (in thousands)	$6,160		$7,229		$178		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	2.22%		2.25%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	1.84%	(i)	1.93%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.56)%	(i)	(1.00)%	(h)	(0.28)%		(0.87)%	(a)

Portfolio turnover rate	284.69%		50.59%		3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Hedged Equity Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged Equity Fund - Institutional Class Shares versus the Barclays 1-3 Month Treasury Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Institutional Class Shares	-2.86%	-0.65%	09/20/12	2.07%
Barclays 1-3 Month Treasury Total Return Index	0.11%	0.06%	N/A	N/A
S&P Global Broad Market Index	-4.88%	5.40%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged Equity Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged Equity Fund - Advisor Class Shares versus the Barclays 1-3 Month Treasury Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Advisor Class Shares	-3.84%	-1.41%	09/26/12	3.07%
Barclays 1-3 Month Treasury Total Return Index	0.11%	0.06%	N/A	N/A
S&P Global Broad Market Index	-4.88%	5.94%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged Equity Fund

Schedule of Investments

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 82.15%
iShares 1-3 Year Treasury Bond ETF		33,848	$2,872,341
iShares Short Treasury Bond ETF		11,136	1,229,080
SPDR S&P 500 ETF Trust		6,300	1,321,992

Total Exchange-Traded Products (Cost $5,426,656)			5,423,413

SHORT-TERM INVESTMENT - 17.80%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §		1,175,087	1,175,087

Total Short-Term Investment (Cost $1,175,087)			1,175,087

Total Value of Investments (Cost $6,601,743) - 99.95%			$6,598,500

Other Assets Less Liabilities - 0.05%			2,950

Net Assets - 100.00%			$6,601,450

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	82.15%	$5,423,413
Short-Term Investment	17.80%	1,175,087
Other Assets Less Liabilities	0.05%	2,950
Total	100.00%	$6,601,450

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $6,601,743)	$6,598,500
Receivables:
Investments sold	1,323,163
Fund shares sold	1,444
Dividends	341
Due from Advisor	21,630
Prepaid expenses:
Registration and filing expenses	8,370
Fund accounting fees	3,239
Insurance expenses	676
Compliance fees	317

Total assets	7,957,680

Liabilities:
Payables:
Investments purchased	1,322,874
Fund shares purchased	11,759
Accrued expenses:
Professional fees	14,750
Shareholder fulfillment expenses	1,805
Administration fees	1,642
Trustee fees and meeting expenses	1,263
Distribution and service fees - Advisor Class Shares	1,085
Custody and banking fees	958
Securities pricing fees	94

Total liabilities	1,356,230

Total Net Assets	$6,601,450

Net Assets Consist of:
Paid in capital	$7,197,922
Accumulated net investment loss	(58,535)
Accumulated net realized loss on investments	(534,694)
Net unrealized depreciation on investments	(3,243)

Total Net Assets	$6,601,450

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	562,459
Net Assets	$5,325,171
Net Asset Value, Offering Price and Redemption Price Per Share	$9.47

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	138,426
Net Assets	$1,276,279
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.22

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends	$43,751

Total Investment Income	43,751

Expenses:
Registration and filing expenses	47,841
Advisory fees (note 2)	45,248
Fund accounting fees (note 2)	40,005
Professional fees	33,890
Transfer agent fees (note 2)	33,000
Shareholder fulfillment expenses	18,574
Administration fees (note 2)	15,657
Trustee fees and meeting expenses	10,650
Custody and banking fees (note 2)	8,613
Distribution and service fees - Advisor Class Shares (note 3)	5,627
Compliance fees (note 2)	3,965
Insurance expenses	2,247
Securities pricing fees	1,439
Other operating expenses	912

Total Expenses	267,668

Expenses reimbursed by Advisor (note 2)	(82,529)
Advisory fees waived (note 2)	(41,552)

Net Expenses	143,587

Net Investment Loss	(99,836)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions on unaffiliated transactions	(500,235)
Net realized loss from investment transactions on affiliated investments (a)	(2,086)
Net change in unrealized appreciation on unaffiliated investments	151,889
Net change in unrealized appreciation on affiliated investment (a)	33,579

Net Realized and Unrealized Loss on Investments	(316,853)

Net Decrease in Net Assets Resulting from Operations	$(416,689)

(a) QuantShares US Market Neutral Anti-Beta Fund

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2016	2015

Operations:
Net investment income (loss)			$(99,836)	$82,811
Net realized gain (loss) from:
Investment transactions			(502,321)	83,049
Capital gain distributions from underlying funds			-	68,401
Net change in unrealized appreciation (depreciation) on investments			185,468	(258,540)

Net Decrease in Net Assets Resulting from Operations			(416,689)	(24,279)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(18,719)	(118,302)
Advisor Class Shares			(1,023)	(3,351)
Net realized gains
Institutional Class Shares			-	(93,291)
Advisor Class Shares			-	(2,765)

Net Decrease in Net Assets Resulting from Distributions			(19,742)	(217,709)

Beneficial Interest Transactions:
Shares sold			15,354,703	21,253,882
Reinvested dividends and distributions			18,337	64,170
Shares repurchased			(31,437,921)	(7,028,366)

Increase (Decrease) from Beneficial Interest Transactions			(16,064,881)	14,289,686

Net Increase (Decrease) in Net Assets			(16,501,312)	14,047,698

Net Assets:
Beginning of Year			23,102,762	9,055,064
End of Year			$6,601,450	$23,102,762

Accumulated Net Investment Income (Loss)			$(58,535)	$30,461
	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,471,747	$14,079,737	2,147,439	$21,088,060
Reinvested dividends and distributions	1,840	17,314	6,094	59,421
Shares repurchased	(3,243,371)	(31,155,543)	(706,118)	(6,951,307)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,769,784)	$(17,058,492)	1,447,415	$14,196,174

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	137,519	$1,274,966	16,921	$165,822
Reinvested dividends and distributions	111	1,023	493	4,749
Shares repurchased	(30,241)	(282,378)	(8,009)	(77,059)
Net Increase in Shares of Beneficial
Interest	107,389	$993,611	9,405	$93,512

See Notes to Financial Statements

Cavalier Hedged Equity Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.78		$9.99		$9.99		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.09)	(g)	0.07	(g)	0.09	(g)	0.01
Net realized and unrealized gain (loss) on investments	(0.19)		(0.08)		(0.04)		-

Total from Investment Operations	(0.28)		(0.01)		0.05		0.01

Less Distributions:
From net investment income	(0.03)		(0.11)		-		(0.02)
From net realized gains	-		(0.09)		(0.05)		-

Total Distributions	(0.03)		(0.20)		(0.05)		(0.02)

Net Asset Value, End of Period	$9.47		$9.78		$9.99		$9.99

Total Return (c)	(2.86)%		(0.11)%		0.50%		0.12%	(b)

Net Assets, End of Period (in thousands)	$5,325		$22,804		$8,840		$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	2.62%		1.79%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.35%	(i)	0.99%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	(0.90)%	(i)	0.70%	(h)	0.91%		0.03%	(a)

Portfolio turnover rate	270.15%		62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements							(Continued)

Cavalier Hedged Equity Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.62		$9.93		$9.95		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.24)	(g)	(0.01)	(g)	(0.01)	(g)(i)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.13)		(0.10)		0.04	(i)	(0.03)	(i)

Total from Investment Operations	(0.37)		(0.11)		0.03		(0.04)

Less Distributions:
From net investment income	(0.03)		(0.11)		-		(0.01)
From net realized gains	-		(0.09)		(0.05)		-

Total Distributions	(0.03)		(0.20)		(0.05)		(0.01)

Net Asset Value, End of Period	$9.22		$9.62		$9.93		$9.95

Total Return (c)	(3.84)%		(1.17)%		0.30%		(0.44)%	(b)

Net Assets, End of Period (in thousands)	$1,276		$299		$215		$23

Ratios of:
Gross Expenses to Average Net Assets (d)	3.41%		2.79%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.80%	(j)	1.99%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(2.53)%	(j)	(0.07)%	(h)	(0.09)%		(1.12)%	(a)

Portfolio turnover rate	270.15%		62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
The amount of net gain (loss) from investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(j)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged High Income Fund - Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Institutional Class Shares	-1.40%	3.36%	09/20/12	1.55%
Barclays Capital Global High-Yield Index	1.66%	4.35%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Hedged High Income Fund - Advisor Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Advisor Class Shares	-2.53%	2.50%	09/26/12	2.55%
Barclays Capital Global High-Yield Index	1.66%	4.60%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Hedged High Income Fund

Schedule of Investments

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 92.93%
iShares 1-3 Year Treasury Bond ETF		38,575	$3,273,475
iShares Short Treasury Bond ETF		17,455	1,926,508
SPDR Barclays High Yield Bond ETF		69,805	2,459,230

Total Exchange-Traded Products (Cost $7,667,222)			7,659,213

SHORT-TERM INVESTMENT - 6.59%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §		542,891	542,891

Total Short-Term Investment (Cost $542,891)			542,891

Total Value of Investments (Cost $8,210,113) - 99.52%			$8,202,104

Other Assets Less Liabilities - 0.48%			39,403

Net Assets - 100.00%			$8,241,507

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	92.93%	$7,659,213
Short-Term Investment	6.59%	542,891
Other Assets Less Liabilities	0.48%	39,403
Total	100.00%	$8,241,507

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $8,210,113)	$8,202,104
Receivables:
Investments sold	2,500,042
Fund shares sold	2,176
Dividends	84
Due from Advisor	17,316
Prepaid expenses:
Registration and filing expenses	8,401
Fund accounting fees	3,252
Insurance expenses	888
Compliance fees	317

Total assets	10,734,580

Liabilities:
Payables:
Investments purchased	2,464,815
Fund shares repurchased	7,196
Accrued expenses:
Professional fees	14,750
Shareholder fulfillment expenses	1,811
Administration fees	1,513
Trustee fees and meeting expenses	1,263
Custody and banking fees	918
Distribution and service fees - Advisor Class Shares	676
Securities pricing fees	131

Total liabilities	2,493,073

Net Assets	$8,241,507

Net Assets Consist of:
Paid in capital	$10,644,740
Accumulated net investment income	21,986
Accumulated net realized loss on investments	(2,417,210)
Net unrealized depreciation on investments	(8,009)

Total Net Assets	$8,241,507

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	799,193
Net Assets	$7,391,709
Net Asset Value, Offering Price and Redemption Price Per Share	$9.25

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	92,122
Net Assets	$849,798
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.22

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends	$553,875

Total Investment Income	553,875

Expenses:
Advisory fees (note 2)	65,481
Registration and filing expenses	53,806
Fund accounting fees (note 2)	40,455
Professional fees	33,963
Transfer agent fees (note 2)	33,000
Shareholder fulfillment expenses	17,683
Administration fees (note 2)	17,625
Trustee fees and meeting expenses	10,650
Custody and banking fees (note 2)	8,126
Distribution and service fees - Advisor Class Shares (note 3)	6,417
Compliance fees	3,965
Insurance expenses	2,249
Other operating expenses	1,495
Securities pricing fees	1,201

Total Expenses	296,116

Expenses reimbursed by Advisor (note 2)	(81,867)
Advisory fees waived (note 2)	(60,833)

Net Expenses	153,416

Net Investment Income	400,459

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,272,830)
Net change in unrealized appreciation on investments	334,139

Realized and Unrealized Loss on Investments	(938,691)

Net Decrease in Net Assets Resulting from Operations	$(538,232)

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment income			$400,459	$1,208,636
Net realized gain (loss) from:
Investment transactions			(1,272,830)	(618,233)
Capital gain distributions from underlying funds			-	143,781
Net change in unrealized appreciation (depreciation) on investments			334,139	(1,112,845)

Net Decrease in Net Assets Resulting from Operations			(538,232)	(378,661)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(363,742)	(1,210,064)
Advisor Class Shares			(9,297)	(26,783)
Net realized gains
Institutional Class Shares			(146,803)	(673,261)
Advisor Class Shares			(2,865)	(18,309)

Decrease in Net Assets Resulting from Distributions			(522,707)	(1,928,417)

Beneficial Interest Transactions:
Shares sold			22,246,469	26,671,131
Reinvested dividends and distributions			352,920	803,635
Shares repurchased			(46,086,811)	(9,574,646)

Increase (Decrease) from Beneficial Interest Transactions			(23,487,422)	17,900,120

Net Increase (Decrease) in Net Assets			(24,548,361)	15,593,042

Net Assets:
Beginning of Year			32,789,868	17,196,826
End of Year			$8,241,507	$32,789,868

Accumulated Net Investment Income (Loss)			$21,986	$(5,434)
	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,294,138	$21,514,856	2,645,757	$26,335,311
Reinvested dividends and distributions	36,506	341,317	79,938	769,348
Shares repurchased	(4,875,278)	(45,642,288)	(923,257)	(9,205,419)
Net Increase (Decrease) in Shares of
Beneficial Interest	(2,544,634)	$(23,786,115)	1,802,438	$17,899,240

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	78,858	$731,613	33,024	$335,820
Reinvested dividends and distributions	1,238	11,603	3,524	34,287
Shares repurchased	(47,518)	(444,523)	(36,886)	(369,227)
Net Increase (Decrease) in Shares of
Beneficial Interest	32,578	$298,693	(338)	$880

See Notes to Financial Statements

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.63		$10.74		$10.23		$10.00

Income from Investment Operations
Net investment income	0.27	(g)	0.38	(g)	0.52	(g)	0.33
Net realized and unrealized gain (loss) on investments	(0.41)		(0.93)		0.58		0.20

Total from Investment Operations	(0.14)		(0.55)		1.10		0.53

Less Distributions:
From net investment income	(0.20)		(0.34)		(0.55)		(0.30)
From net realized gains	(0.04)		(0.22)		(0.04)		-

Total Distributions	(0.24)		(0.56)		(0.59)		(0.30)

Net Asset Value, End of Period	$9.25		$9.63		$10.74		$10.23

Total Return (c)	(1.40)%		(2.19)%		11.18%		5.37%	(b)

Net Assets, End of Period (in thousands)	$7,392		$32,214		$16,552		$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	2.00%		1.23%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.01%	(i)	0.90%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	2.89%	(i)	5.40%	(h)	5.26%		6.59%	(a)

Portfolio turnover rate	327.01%		64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements							(Continued)

Cavalier Hedged High Income Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.67		$10.76		$10.17		$10.00

Income from Investment Operations
Net investment income	0.01	(g)	0.49	(g)	0.47	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.26)		(0.82)		0.61		0.19

Total from Investment Operations	(0.25)		(0.33)		1.08		0.43

Less Distributions:
From net investment income	(0.16)		(0.42)		(0.45)		(0.26)
From net realized gains	(0.04)		(0.34)		(0.04)		-

Total Distributions	(0.20)		(0.76)		(0.49)		(0.26)

Net Asset Value, End of Period	$9.22		$9.67		$10.76		$10.17

Total Return (c)	(2.53)%		(3.01)%		11.00%		4.36%	(b)

Net Assets, End of Period (in thousands)	$850		$576		$644		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	3.00%		2.23%		1.70%		1.76%	(a)
Net Expenses to Average Net Assets (d)	2.21%	(i)	1.90%	(h)	1.70%		1.76%	(a)
Net Investment Income to Average Net Assets (e)	0.08%	(i)	4.40%	(h)	4.26%		5.71%	(a)

Portfolio turnover rate	327.01%		64.51%		75.79%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Multi Strategist Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Multi Strategist Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Institutional Class Shares	-5.89%	5.84%	09/20/12	1.56%
S&P Global Broad Market Index	-4.88%	5.40%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Multi Strategist Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Multi Strategist Fund - Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Advisor Class Shares	-6.75%	5.12%	09/26/12	2.56%
S&P Global Broad Market Index	-4.88%	5.92%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Multi Strategist Fund

Schedule of Investments

As of May 31, 2016
	Shares	Value (Note 1)

COMMON STOCKS - 4.84%

Energy - 1.05%
Exxon Mobil Corp.	508	$45,222
		45,222
Financials - 1.03%
JPMorgan Chase & Co.	351	22,910
Wells Fargo & Co.	423	21,454
		44,364
Health Care - 1.30%
Johnson & Johnson	196	22,087
Merck & Co., Inc.	602	33,869
		55,956
Information Technology - 1.46%
Apple, Inc.	313	31,256
Microsoft Corp.	594	31,482
		62,738

Total Common Stocks (Cost $192,170)		208,280

EXCHANGE-TRADED PRODUCTS - 90.49%
Alerian MLP ETF	3,086	37,680
Consumer Discretionary Select Sector SPDR Fund	1,100	87,164
Consumer Staples Select Sector SPDR Fund	789	41,549
Deutsche X-trackers MSCI Europe Hedged Equity ETF	5,744	147,161
Energy Select Sector SPDR Fund	701	46,876
Financial Select Sector SPDR Fund	953	22,634
First Trust Consumer Discretionary AlphaDEX Fund	5,132	174,744
First Trust Developed Markets ex-US AlphaDEX Fund	1,361	63,423
First Trust Dorsey Wright International Focus 5 ETF	5,089	88,447
First Trust Emerging Markets AlphaDEX Fund	793	14,417
First Trust Energy AlphaDEX Fund	3,175	47,815
First Trust Enhanced Short Maturity ETF	1,837	110,018
First Trust Financial AlphaDEX Fund	5,330	127,707
* First Trust Global Tactical Commodity Strategy Fund	2,160	45,446
First Trust Industrials/Producer Durables AlphaDEX Fund	4,548	129,300
First Trust Large Cap Core AlphaDEX Fund	1,919	86,643
First Trust Large Cap Growth AlphaDEX Fund	1,452	71,337
First Trust Large Cap Value AlphaDEX Fund	1,721	70,320
First Trust Materials AlphaDEX Fund	3,197	102,720
First Trust Mid Cap Core AlphaDEX Fund	2,442	124,346
First Trust S&P REIT Index Fund	2,990	69,458
First Trust Small Cap Core AlphaDEX Fund	3,332	153,805
First Trust Utilities AlphaDEX Fund	6,115	156,299

		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - CONTINUED
	Health Care Select Sector SPDR Fund	622	$44,380
	iShares 20+ Year Treasury Bond ETF	567	73,801
	iShares Core S&P Mid-Cap ETF	1,147	171,155
	iShares Core S&P Small-Cap ETF	1,057	122,348
	iShares Floating Rate Bond ETF	665	33,602
	iShares iBoxx $ Investment Grade Corporate Bond ETF	600	71,634
	iShares Nasdaq Biotechnology ETF	235	65,746
	iShares TIPS Bond ETF	663	75,675
	PowerShares Buyback Achievers Portfolio	5	232
	Powershares Dynamic Pharmaceuticals Portfolio	513	33,201
	PowerShares Global Listed Private Equity Portfolio	2,161	22,777
	Powershares QQQ Trust Series 1	793	87,500
	PowerShares Variable Rate Preferred Portfolio	942	23,192
*	SPDR Gold Shares	926	107,471
	SPDR S&P Regional Banking ETF	832	34,653
	Utilities Select Sector SPDR Fund	1,554	76,379
	Vanguard Consumer Staples ETF	720	97,200
	Vanguard Extended Duration Treasury ETF	334	42,308
	Vanguard FTSE Developed Markets ETF	5,973	218,612
	Vanguard FTSE Emerging Markets ETF	3,278	110,796
	Vanguard Information Technology ETF	402	44,216
	Vanguard Intermediate-Term Government Bond ETF	638	42,051
	Vanguard S&P 500 ETF	994	191,385
	Vanguard Small-Cap ETF	195	22,542
	Vanguard Telecommunication Services ETF	232	21,434
	Vanguard Total International Bond ETF	701	38,338

	Total Exchange-Traded Products (Cost $3,830,567)		3,891,937

SHORT-TERM INVESTMENT - 4.08%
	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §	175,392	175,392

	Total Short-Term Investment (Cost $175,392)		175,392

Total Value of Investments (Cost $4,198,129) - 99.42%			$4,275,609

Other Assets Less Liabilities - 0.58%			25,115

	Net Assets - 100.00%		$4,300,724

*	Non-income producing investment
§	Represents 7 day effective yield

			(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued

As of May 31, 2016

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Energy	1.05%	$45,222
Financials	1.03%	44,364
Health Care	1.30%	55,956
Information Technology	1.46%	62,738
Exchange-Traded Products	90.49%	3,891,937
Short-Term Investment	4.08%	175,392
Other Assets Less Liabilities	0.58%	25,115
Total	100.00%	$4,300,724

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $4,198,129)	$4,275,609
Receivables:
Fund shares sold	63
Dividends	969
Due from Advisor	35,529
Prepaid expenses:
Registration and filing expenses	9,221
Fund accounting fees	3,253
Insurance expenses	1,182
Compliance fees	317

Total assets	4,326,143

Liabilities:
Payables:
Fund shares repurchased	4,753
Accrued expenses:
Professional fees	14,750
Shareholder fulfillment expenses	1,831
Administration fees	1,505
Trustee fees and meeting expenses	1,263
Custody and banking fees	1,127
Securities pricing fees	190

Total liabilities	25,419

Total Net Assets	$4,300,724

Net Assets Consist of:
Paid in capital	$4,541,532
Accumulated net investment loss	(14,952)
Accumulated net realized loss on investments	(303,336)
Net unrealized appreciation on investments	77,480

Total Net Assets	$4,300,724

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	356,268
Net Assets	$3,920,019
Net Asset Value, Offering Price and Redemption Price Per Share	$11.00

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	35,477
Net Assets	$380,705
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.73

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends	$66,378

Total Investment Income	66,378

Expenses:
Fund accounting fees (note 2)	39,564
Registration and filing expenses	37,343
Professional fees	34,085
Transfer agent fees (note 2)	33,000
Advisory fees (note 2)	25,394
Shareholder fulfillment expenses	15,461
Administration fees (note 2)	13,469
Trustee fees and meeting expenses	10,650
Custody and banking fees (note 2)	8,917
Securities pricing fees	4,022
Compliance fees	3,965
Distribution and service fees - Advisor Class Shares (note 3)	3,324
Other operating expenses	1,893
Insurance expenses	1,499

Total Expenses	232,586

Expenses reimbursed by Advisor (note 2)	(136,151)
Advisory fees waived (note 2)	(25,394)

Total Expenses	71,041

Net Investment Loss	(4,663)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(306,757)
Capital gain distributions from underlying funds	3,421
Net change in unrealized depreciation on investments	(176,712)

Net Realized and Unrealized Loss on Investments	(480,048)

Net Decrease in Net Assets Resulting from Operations	$(484,711)

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment income (loss)			$(4,663)	$75,235
Net realized gain (loss) from:
Investment transactions			(306,757)	(271,316)
Capital gain distributions from underlying funds			3,421	642,064
Net change in unrealized depreciation on investments			(176,712)	(53,850)

Net Increase (Decrease) in Net Assets Resulting from Operations			(484,711)	392,133

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(96,043)
Advisor Class Shares			-	(2,875)
Net realized gains
Institutional Class Shares			(148,245)	(305,713)
Advisor Class Shares			(12,736)	(9,150)

Decrease in Net Assets Resulting from Distributions			(160,981)	(413,781)

Beneficial Interest Transactions:
Shares sold			7,680,640	8,949,183
Reinvested dividends and distributions			158,722	260,548
Shares repurchased			(14,806,374)	(3,093,595)

Increase (Decrease) from Beneficial Interest Transactions			(6,967,012)	6,116,136

Net Increase (Decrease) in Net Assets			(7,612,704)	6,094,488

Net Assets:
Beginning of Year			11,913,428	5,818,940
End of Year			$4,300,724	$11,913,428

Accumulated Net Investment Loss			$(14,952)	$(23,683)

	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	645,644	$7,341,427	716,903	$8,684,209
Reinvested dividends and distributions	13,117	145,986	22,107	252,679
Shares repurchased	(1,266,456)	(14,605,558)	(246,169)	(2,966,126)
Net Increase (Decrease) in Shares of
Beneficial Interest	(607,695)	$(7,118,145)	492,841	$5,970,762

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	30,015	$339,213	22,115	$264,974
Reinvested dividends and distributions	1,167	12,736	695	7,869
Shares repurchased	(17,860)	(200,816)	(10,825)	(127,469)
Net Increase in Shares of
Beneficial Interest	13,322	$151,133	11,985	$145,374

See Notes to Financial Statements

Cavalier Multi Strategist Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.09		$12.09		$11.06		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.00)	(g)	0.10	(g)	0.06	(g)	0.12
Net realized and unrealized gain (loss) on investments	(0.71)		0.35		1.29		1.09

Total from Investment Operations	(0.71)		0.45		1.35		1.21

Less Distributions:
From net investment income	-		(0.11)		(0.11)		(0.15)
From net realized gains	(0.38)		(0.34)		(0.21)		-

Total Distributions	(0.38)		(0.45)		(0.32)		(0.15)

Net Asset Value, End of Period	$11.00		$12.09		$12.09		$11.06

Total Return (c)	(5.89)%		3.91%		12.37%		12.23%	(b)

Net Assets, End of Period (in thousands)	$3,920		$11,650		$5,697		$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	3.92%		2.12%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.20%	(i)	0.94%	(h)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	(0.02)%	(i)	0.81%	(h)	0.56%		0.77%	(a)

Portfolio turnover rate	173.62%		69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of Americaand, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses  from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements							(Continued)

Cavalier Multi Strategist Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$11.91		$12.04		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.12)	(g)	0.01	(g)	(0.05)	(g)	-
Net realized and unrealized gain (loss) on investments	(0.68)		0.31		1.24		1.29

Total from Investment Operations	(0.80)		0.32		1.19		1.29

Less Distributions:
From net investment income	-		(0.11)		(0.10)		(0.13)
From net realized gains	(0.38)		(0.34)		(0.21)		-

Total Distributions	(0.38)		(0.45)		(0.31)		(0.13)

Net Asset Value, End of Period	$10.73		$11.91		$12.04		$11.16

Total Return (c)	(6.75)%		2.82%		10.84%		13.04%	(b)

Net Assets, End of Period (in thousands)	$381		$264		$122		$9

Ratios of:
Gross Expenses to Average Net Assets (d)	5.25%		3.12%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.27%	(i)	1.94%	(h)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(1.05)%	(i)	0.04%	(h)	(0.43)%		0.68%	(a)

Portfolio turnover rate	173.62%		69.31%		26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Stable Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Stable Income Fund - Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2016	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	1.02%	7.94%	2.01%	10/02/09	2.27%
Barclays Capital US Aggregate Bond Index	2.99%	3.33%	3.92%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Stable Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Stable Income Fund - Advisor Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Five	Since	Inception	Expense
May 31, 2016	Year	Year	Inception	Date	Ratio*
Advisor Class Shares	0.05%	2.85%	0.75%	02/25/11	3.27%
Barclays Capital US Aggregate Bond Index	2.99%	3.33%	3.71%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Cavalier Stable Income Fund

Schedule of Investments

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 75.23%
iShares 1-3 Year Treasury Bond ETF		10,123	$859,038
iShares 20+ Year Treasury Bond ETF		4,728	615,397
iShares 7-10 Year Treasury Bond ETF		5,928	650,479
iShares iBoxx $ High Yield Corporate Bond ETF		8,780	734,096
iShares iBoxx $ Investment Grade Corporate Bond ETF		6,119	730,547
iShares TIPS Bond ETF		5,291	603,915
Vanguard Intermediate-Term Bond ETF		7,690	661,263
Vanguard Long-Term Bond ETF		6,257	585,342
Vanguard REIT ETF		11,272	943,128

Total Exchange-Traded Products (Cost $6,209,372)			6,383,205

SHORT-TERM INVESTMENT - 24.55%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §		2,083,486	2,083,486

Total Short-Term Investment (Cost $2,083,486)			2,083,486

Total Value of Investments (Cost $8,292,858) - 99.78%			$8,466,691

Other Assets Less Liabilities - 0.22%			18,617

Net Assets - 100.00%			$8,485,308

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	75.23%	$6,383,205
Short-Term Investment	24.55%	2,083,486
Other Assets Less Liabilities	0.22%	18,617
Total	100.00%	$8,485,308

See Notes to Financial Statements

Cavalier Stable Income Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $8,292,858)	$8,466,691
Receivables:
Fund shares sold	377
Dividends	558
Due from Advisor	30,549
Prepaid expenses:
Registration and filing expenses	9,882
Fund accounting fees	3,252
Insurance expenses	1,351
Compliance fees	317

Total assets	8,512,977

Liabilities:
Due to Custodian	22
Payables:
Fund shares repurchased	5,740
Accrued expenses:
Professional fees	14,750
Shareholder fulfillment expenses	1,877
Administration fees	1,517
Trustee fees and meeting expenses	1,263
Custody fees	1,239
Distribution and service fees - Advisor Class Shares	1,140
Securities pricing fees	121

Total liabilities	27,669

Total Net Assets	$8,485,308

Net Assets Consist of:
Paid in capital	$8,902,788
Accumulated net investment loss	(4,764)
Accumulated net realized loss on investments	(586,549)
Net unrealized appreciation on investments	173,833

Total Net Assets	$8,485,308

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	707,712
Net Assets	$7,063,128
Net Asset Value, Offering Price and Redemption Price Per Share	$9.98

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	147,096
Net Assets	$1,422,180
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.67

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Stable Income Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends	$282,248

Total Investment Income	282,248

Expenses:
Advisory fees (note 2)	66,070
Registration and filing expenses	59,726
Fund accounting fees (note 2)	40,468
Professional fees	33,920
Transfer agent fees (note 2)	33,000
Shareholder fulfillment expenses	18,852
Administration fees (note 2)	18,084
Custody fees (note 2)	10,594
Distribution and service fees - Advisor Class Shares (note 3)	10,477
Trustee fees and meeting expenses	10,650
Compliance fees	3,965
Securities pricing fees	2,052
Insurance expenses	1,632
Other operating expenses	1,495

Total Expenses	310,985

Expenses reimbursed by Advisor (note 2)	(94,215)
Advisory fees waived (note 2)	(66,070)

Net Expenses	150,700

Net Investment Income	131,548

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(372,540)
Capital gain distributions from underlying funds	3,021
Net change in unrealized appreciation on investments	230,506

Net Realized and Unrealized Loss on Investments	(139,013)

Net Decrease in Net Assets Resulting from Operations	$(7,465)

See Notes to Financial Statements

Cavalier Stable Income Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment income			$131,548	$215,383
Net realized gain (loss) from:
Investment transactions			(372,540)	(69,699)
Capital gain distributions from underlying funds			3,021	4,778
Net change in unrealized appreciation (depreciation) on investments			230,506	(129,890)

Net Increase (Decrease) in Net Assets Resulting from Operations			(7,465)	20,572

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(145,755)	(196,292)
Advisor Class Shares			(3,706)	(5,502)
Net realized gains
Institutional Class Shares			-	(9,240)
Advisor Class Shares			-	(645)

Decrease in Net Assets Resulting from Distributions			(149,461)	(211,679)

Beneficial Interest Transactions:
Shares sold			30,206,617	22,159,854
Reinvested dividends and distributions			100,209	82,793
Shares repurchased			(42,233,840)	(11,580,217)
Increase (Decrease) from Beneficial Interest Transactions			(11,927,014)	10,662,430

Net Increase (Decrease) in Net Assets			(12,083,940)	10,471,323

Net Assets:
Beginning of Year			20,569,248	10,097,925
End of Year			$8,485,308	$20,569,248

Accumulated Net Investment Income (Loss)			$(4,764)	$13,149
	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,899,776	$28,753,137	2,177,888	$21,792,979
Reinvested dividends and distributions	9,849	96,642	7,806	77,978
Shares repurchased	(4,186,536)	(41,431,319)	(1,115,211)	(11,161,303)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,276,911)	$(12,581,540)	1,070,483	$10,709,654

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	152,538	$1,453,480	37,633	$366,875
Reinvested dividends and distributions	378	3,567	496	4,815
Shares repurchased	(83,726)	(802,521)	(43,029)	(418,914)
Net Increase (Decrease) in Shares of
Beneficial Interest	69,190	$654,526	(4,900)	$(47,224)

See Notes to Financial Statements

Cavalier Stable Income Fund

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended May 31,	2016		2015		2014		2013	2012

Net Asset Value, Beginning of Year	$9.98		$10.15		$10.19		$10.16	$10.28

Income (Loss) from Investment Operations
Net investment income	0.10	(c)	0.17	(c)	0.17	(c)	0.39	0.17
Net realized and unrealized gain (loss) on
investments	(0.00)	(g)(h)	(0.17)		(0.05)		0.14	(0.13)

Total from Investment Operations	0.10		-		0.12		0.53	0.04

Less Distributions:
From net investment income	(0.10)		(0.16)		(0.16)		(0.48)	(0.16)
From net realized gains	-		(0.01)		-		(0.02)	-

Total Distributions	(0.10)		(0.17)		(0.16)		(0.50)	(0.16)

Net Asset Value, End of Year	$9.98		$9.98		$10.15		$10.19	$10.16

Total Return (a)	1.02%		(0.04)%		1.25%		5.33%	0.38%

Net Assets, End of Year (in thousands)	$7,063		$19,813		$9,280		$7,679	$7,920

Ratios of:
Gross Expenses to Average Net Assets (b)	2.04%		1.72%		0.70%		0.86%	1.20%
Net Expenses to Average Net Assets (b)	0.94%	(f)	0.88%	(e)	0.70%		0.84%	1.17%
Net Investment Income to Average
Net Assets (d)	0.98%	(f)	1.72%	(e)	1.73%		3.14%	2.06%

Portfolio turnover rate	246.74%		106.26%		127.64%		82.95%	207.87%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)								Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

(g) Less than $0.01 per share.
(h)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See Notes to Financial Statements								(Continued)

Cavalier Stable Income Fund

Financial Highlights

For a share outstanding during each	Advisor Class Shares
of the fiscal years ended May 31,	2016		2015		2014		2013	2012

Net Asset Value, Beginning of Year	$9.70		$9.87		$9.91		$9.94	$10.11

Income (Loss) from Investment Operations
Net investment income	(0.01)	(c)	0.08	(c)	0.07	(c)	0.27	0.10
Net realized and unrealized gain (loss) on
investments	0.01	(g)	(0.17)		(0.04)		0.14	(0.17)

Total from Investment Operations	(0.00)		(0.09)		0.03		0.41	(0.07)

Less Distributions:
From net investment income	(0.03)		(0.07)		(0.07)		(0.42)	(0.10)
From net realized gains	-		(0.01)		-		(0.02)	-

Total Distributions	(0.03)		(0.08)		(0.07)		(0.44)	(0.10)

Net Asset Value, End of Year	$9.67		$9.70		$9.87		$9.91	$9.94

Total Return (a)	0.05%		(0.97)%		0.29%		4.16%	(0.63)%

Net Assets, End of Year (in thousands)	$1,422		$756		$818		$760	$837

Ratios of:
Gross Expenses to Average Net Assets (b)	3.17%		2.72%		1.70%		1.86%	2.20%
Net Expenses to Average Net Assets (b)	2.12%	(f)	1.88%	(e)	1.70%		1.84%	2.17%
Net Investment Income to Average
Net Assets (d)	(0.14)%	(f)	0.79%	(e)	0.73%		2.14%	1.11%

Portfolio turnover rate	246.74%		106.26%		127.64%		82.95%	207.87%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Includes reimbursement of acquired fund fees.
(f)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

(g)
The amount of net realized and unrealized gain (loss) on investments per share for the year ended May 31, 2016 does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See Notes to Financial Statements

Cavalier Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Institutional Class Shares	-5.41%	7.02%	09/20/12	1.46%
S&P Global Broad Market Index	-4.88%	5.40%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2016

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Cavalier Tactical Rotation Fund - Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2016	Year	Inception	Date	Ratio*
Advisor Class Shares	-6.33%	6.33%	09/26/12	2.46%
S&P Global Broad Market Index	-4.88%	5.92%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated September 28, 2015.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Cavalier Tactical Rotation Fund

Schedule of Investments

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 91.47%
Consumer Discretionary Select Sector SPDR Fund		115,247	$9,132,172
Consumer Staples Select Sector SPDR Fund		167,691	8,830,608
Energy Select Sector SPDR Fund		136,446	9,124,144
Financial Select Sector SPDR Fund		387,597	9,205,429
Health Care Select Sector SPDR Fund		128,774	9,188,025
Industrial Select Sector SPDR Fund		163,384	9,136,433
Materials Select Sector SPDR Fund		193,924	9,102,792
Technology Select Sector SPDR Fund		211,268	9,335,933
Utilities Select Sector SPDR Fund		182,704	8,979,902

Total Exchange-Traded Products (Cost $80,903,989)			82,035,438

SHORT-TERM INVESTMENT - 8.59%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.34% §		7,706,872	7,706,872

Total Short-Term Investment (Cost $7,706,872)			7,706,872

Total Value of Investments (Cost $88,610,861) - 100.06%			$89,742,310

Liabilities in Excess of Other Assets - (0.06)%			(52,953)

Net Assets - 100.00%			$89,689,357

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products	91.47%	$82,035,438
Short-Term Investment	8.59%	7,706,872
Liabilities in Excess of Other Assets	-0.06%	(52,953)
Total	100.00%	$89,689,357

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2016

Assets:
Investments, at value (cost $88,610,861)	$89,742,310
Receivables:
Fund shares sold	63,493
Dividends	3,179
Prepaid expenses:
Registration and filing expenses	7,558
Insurance fees	5,216
Fund accounting fees	3,187
Compliance fees	317

Total assets	89,825,260

Liabilities:
Payables:
Fund shares repurchased	94,558
Accrued expenses:
Advisory fees	13,723
Professional fees	14,750
Distribution and service fees - Advisor Class Shares	5,870
Custody and banking fees	3,219
Shareholder fulfillment expenses	1,790
Trustee fees and meeting expenses	1,263
Adminstration fees	628
Securities pricing fees	90
Transfer agent fees	12

Total liabilities	135,903

Total Net Assets	$89,689,357

Net Assets Consist of:
Paid in capital	$92,097,171
Accumulated net investment loss	(82,251)
Accumulated net realized loss on investments	(3,457,012)
Net unrealized appreciation on investments	1,131,449

Total Net Assets	$89,689,357

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	7,268,561
Net Assets	$81,866,072
Net Asset Value, Offering Price and Redemption Price Per Share	$11.26

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	711,896
Net Assets	$7,823,285
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.99

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statement of Operations

For the year ended May 31, 2016

Investment Income:
Dividends	$1,069,739

Total Investment Income	1,069,739

Expenses:
Advisory fees (note 2)	868,542
Distribution and service fees - Advisor Class Shares (note 3)	87,821
Administration fees (note 2)	86,854
Registration and filing expenses	71,251
Transfer agent fees (note 2)	49,183
Fund accounting fees (note 2)	47,685
Professional fees	37,237
Shareholder fulfillment expenses	31,326
Custody and banking fees (note 2)	24,097
Trustee fees and meeting expenses	12,650
Compliance fees (note 2)	5,768
Insurance expenses	2,348
Securities pricing fees	1,532
Other operating expenses	912

Total Expenses	1,327,206

Advisory fees waived (note 2)	(149,892)

Net Expenses	1,177,314

Net Investment Loss	(107,575)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(3,457,008)
Net change in unrealized depreciation on investments	(1,102,291)

Net Realized and Unrealized Loss on Investments	(4,559,299)

Net Decrease in Net Assets Resulting from Operations	$(4,666,874)

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Statements of Changes in Net Assets

For the years ended May 31,			2016	2015

Operations:
Net investment income (loss)			$(107,575)	$145,780
Net realized gain (loss) from investment transactions			(3,457,008)	3,799,352
Net change in unrealized appreciation (depreciation) on investments			(1,102,291)	344,316

Net Increase (Decrease) in Net Assets Resulting from Operations			(4,666,874)	4,289,448

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(256,656)
Advisor Class Shares			-	(3,737)
Net realized gains
Institutional Class Shares			(1,992,210)	(2,152,020)
Advisor Class Shares			(247,967)	(34,134)

Decrease in Net Assets Resulting from Distributions			(2,240,177)	(2,446,547)

Beneficial Interest Transactions:
Shares sold			59,050,378	86,615,313
Reinvested dividends and distributions			1,469,843	1,414,118
Shares repurchased			(65,976,398)	(18,493,480)

Increase (Decrease) from Beneficial Interest Transactions			(5,456,177)	69,535,951

Net Increase (Decrease) in Net Assets			(12,363,228)	71,378,852

Net Assets:
Beginning of Year			102,052,585	30,673,733
End of Year			$89,689,357	$102,052,585

Accumulated Net Investment Loss			$(107,575)	$-
	Year Ended		Year Ended
Share Information:	May 31, 2016		May 31, 2015
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,029,489	$57,560,188	6,318,719	$76,695,978
Reinvested dividends and distributions	108,341	1,229,666	119,678	1,379,959
Shares repurchased	(5,401,502)	(63,030,610)	(1,472,094)	(17,760,924)
Net Increase (Decrease) in Shares of
Beneficial Interest	(263,672)	$(4,240,756)	4,966,303	$60,315,013

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	130,774	$1,490,190	836,139	$9,919,335
Reinvested dividends and distributions	21,579	240,177	2,995	34,159
Shares repurchased	(266,169)	(2,945,788)	(61,142)	(732,556)
Net Increase (Decrease) in Shares of
Beneficial Interest	(113,816)	$(1,215,421)	777,992	$9,220,938

See Notes to Financial Statements

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.23		$11.74		$10.67		$10.00

Income from Investment Operations
Net investment income (loss)	(0.00)	(g)(j)	0.04	(g)	0.04	(g)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.66)		1.02		1.60		0.75

Total from Investment Operations	(0.66)		1.06		1.64		0.74

Less Distributions:
From net investment income	-		(0.06)		(0.04)		(0.07)
From net realized gains	(0.31)		(0.51)		(0.53)		-

Total Distributions	(0.31)		(0.57)		(0.57)		(0.07)

Net Asset Value, End of Period	$11.26		$12.23		$11.74		$10.67

Total Return (c)	(5.41)%		9.29%		15.71%		7.46%	(b)

Net Assets, End of Period (in thousands)	$81,866		$92,098		$30,116		$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.42%		1.41%		1.25%		1.20%	(a)
Net Expenses to Average Net Assets (d)	1.26%	(i)	1.20%	(h)	1.25%		1.20%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.03)%	(i)	0.36%	(h)	0.36%		(0.33)%	(a)

Portfolio turnover rate	633.50%		323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 throughDecember 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

(j) Less than $0.01 per share.

See Notes to Financial Statements							(Continued)

Cavalier Tactical Rotation Fund

Financial Highlights

For a share outstanding during each of the	Advisor Class Shares
fiscal years or period ended May 31,	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$12.06		$11.69		$10.65		$10.00

Income from Investment Operations
Net investment loss	(0.11)	(g)	(0.11)	(g)	(0.09)	(g)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.65)		1.04		1.69		0.73

Total from Investment Operations	(0.76)		0.93		1.60		0.71

Less Distributions:
From net investment income	-		(0.05)		(0.03)		(0.06)
From net realized gains	(0.31)		(0.51)		(0.53)		-

Total Distributions	(0.31)		(0.56)		(0.56)		(0.06)

Net Asset Value, End of Period	$10.99		$12.06		$11.69		$10.65

Total Return (c)	(6.33)%		8.24%		15.37%		7.15%	(b)

Net Assets, End of Period (in thousands)	$7,823		$9,955		$558		$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.41%		2.41%		2.25%		2.20%	(a)
Net Expenses to Average Net Assets (d)	2.25%	(i)	2.20%	(h)	2.25%		2.20%	(a)
Net Investment Loss to Average Net Assets (e)	(0.99)%	(i)	(0.95)%	(h)	(0.78)%		(2.19)%	(a)

Portfolio turnover rate	633.50%		323.99%		394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see Note 2).

See Notes to Financial Statements

Cavalier Funds

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Cavalier Funds ("Funds"), formerly known as the RiskX Funds, are a series of the Starboard Investment Trust ("Trust"). The name change of the Funds from the RiskX Funds to the Cavalier Funds was effective August 4, 2015.  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Funds seek to achieve each Fund's investment objective by principally investing in no-load, institutional, and exchange-traded products registered under the Investment Company Act of 1940 ("Underlying Funds"), common stocks, preferred stocks, and fixed income securities.  Although each Fund principally invests in Underlying Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund's Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Advisor Class Shares

Dividend Income Fund	September 20, 2012	September 26, 2012
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Global Opportunities Fund	September 20, 2012	September 26, 2012
Fundamental Growth Fund	October 17, 2013	November 4, 2013
Hedged Equity Fund	September 20, 2012	September 26, 2012
Hedged High Income Fund	September 20, 2012	September 26, 2012
Multi Strategist Fund	September 20, 2012	September 26, 2012
Stable Income Fund	October 2, 2009	February 25, 2011
Tactical Rotation Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

Cavalier Funds

Notes to Financial Statements

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2016 for each Fund's investments measured at fair value:

Dividend Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$1,672,296	$1,672,296	$-	$-
Short-Term Investment	107,854	107,854	-	-
Total	$1,780,150	$1,780,150	$-	$-

Dynamic Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$5,144,259	$5,144,259	$-	$-
Exchange-Traded Products	6,701,907	6,701,907	-	-
Total	$11,846,166	$11,846,166	$-	$-

(Continued)

Cavalier Funds

Notes to Financial Statements

Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$52,331,781	$52,331,781	$-	$-
Short-Term Investment	87,995	87,995	-	-
Total	$52,419,776	$52,419,776	$-	$-

Global Opportunities Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$13,431,863	$13,431,863	$-	$-
Short-Term Investment	846,400	846,400	-	-
Total	$14,278,263	$14,278,263	$-	$-

Hedged Equity Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$5,423,413	$5,423,413	$-	$-
Short-Term Investment	1,175,087	1,175,087	-	-
Total	$6,598,500	$6,598,500	$-	$-

Hedged High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$7,659,213	$7,659,213	$-	$-
Short-Term Investment	542,891	542,891	-	-
Total	$8,202,104	$8,202,104	$-	$-

Multi Strategist Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$208,280	$208,280	$-	$-
Exchange-Traded Products	3,891,937	3,891,937	-	-
Short-Term Investment	175,392	175,392	-	-
Total	$4,275,609	$4,275,609	$-	$-

Stable Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$6,383,205	$6,383,205	$-	$-
Short-Term Investment	2,083,486	2,083,486	-	-
Total	$8,466,691	$8,466,691	$-	$-

Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$82,035,438	$82,035,438	$-	$-
Short-Term Investment	7,706,872	7,706,872	-	-
Total	$89,742,310	$89,742,310	$-	$-

*Refer to the Schedules of Investments for a breakdown by sector.

(Continued)

Cavalier Funds

Notes to Financial Statements

The Funds had no significant transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2016.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
Effective August 1, 2015, each Fund pays a monthly advisory fee to Cavalier Investments (the "Advisor") based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rate and amounts paid to the Advisor for each Fund during the fiscal year ended May 31, 2016:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Dividend Income Fund	0.90%	$ 17,810	$ 17,810	$ 136,314
Dynamic Growth Fund	0.45%	54,830	54,830	27,678
Fundamental Growth Fund	0.45%	455,600	196,841	-
Global Opportunities Fund	1.00%	116,155	106,352	-
Hedged Equity Fund	0.45%	26,551	26,551	82,529
Hedged High Income Fund	0.45%	40,713	40,713	81,867
Multi Strategist Fund	0.45%	19,097	19,097	122,425
Stable Income Fund	1.00%	49,130	49,130	90,828
Tactical Rotation Fund	0.45%	702,386	121,235	-

(Continued)

Cavalier Funds

Notes to Financial Statements

For the period from June 1, 2015 through July 31, 2015, FolioMetrix, LLC served as the advisor to the Funds.  During this period, each Fund paid a monthly advisory fee to FolioMetrix, LLC based upon the average daily net assets and calculated at an annual rate.  A breakdown of these fees is provided in the schedule below.

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Dividend Income Fund	0.90%	$ 6,610	$ 6,610	$ 18,202
Dynamic Growth Fund	0.45%	22,894	7	-
Fundamental Growth Fund	0.45%	105,400	30,257	-
Global Opportunities Fund	1.00%	37,347	4,175	-
Hedged Equity Fund	0.45%	18,697	15,001	-
Hedged High Income Fund	0.45%	24,768	20,120	-
Multi Strategist Fund	0.45%	6,297	6,297	13,726
Stable Income Fund	1.00%	16,940	16,940	3,388
Tactical Rotation Fund	0.45%	166,156	28,657	-

The Advisor has engaged Navellier & Associates, Inc. as sub-advisor to provide day to day portfolio management for the Fundamental Growth Fund.  The sub-advisor is paid directly by the Advisor.

During the fiscal year ended May 31, 2016, the Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than the following percentages of the average daily net assets of the Funds:

Fund	Expense Limitation
Dividend Income Fund	1.88%
Dynamic Growth Fund	1.40%
Fundamental Growth Fund	1.10%
Global Opportunities Fund	1.10%
Hedged Equity Fund	1.99%
Hedged High Income Fund	1.44%
Multi Strategist Fund	1.48%
Stable Income Fund	1.30%
Tactical Rotation Fund	1.45%

There shall be no recoupment of fees waived or reimbursed by the Advisor.  The rates in the Expense Limitation Agreement (also noted above) remained unchanged during the fiscal year from June 1, 2015 through May 31, 2016.  The Advisor reimbursed the Funds for the acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  The Expense Limitation Agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(Continued)

Cavalier Funds

Notes to Financial Statements

Administrator
Each Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $1,000 per month for the period from June 1, 2015 through April 14, 2016 and $2,000 per month for the period from April 15, 2016 through May 31, 2016.  The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

3.  Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts.

(Continued)

Cavalier Funds

Notes to Financial Statements

See the table below for the Distribution and Service Fees of the Advisor Class Shares for each Fund during the fiscal year ended May 31, 2016:

Fund	Amount Incurred
Dividend Income Fund	$ 962
Dynamic Growth Fund	11,780
Fundamental Growth Fund	79,301
Global Opportunities Fund	65,432
Hedged Equity Fund	5,627
Hedged High Income Fund	6,417
Multi Strategist Fund	3,324
Stable Income Fund	10,477
Tactical Rotation Fund	87,821

4.  Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities		Proceeds from Sales of Securities
Dividend Income Fund		$2,984,158	$6,230,949
Dynamic Growth Fund		49,383,844	56,064,391
Fundamental Growth Fund		92,975,515	95,143,969
Global Opportunities Fund		71,502,931	100,370,377
Hedged Equity Fund		25,031,262	41,121,539
Hedged High Income Fund		44,555,554	67,986,777
Multi Strategist Fund		9,152,148	16,223,110
Stable Income Fund		31,044,660	44,017,203
Tactical Rotation Fund		479,414,555	493,807,832

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2016.

5.  Concentration of Investments

The Hedged Equity Fund and Hedged High Income Fund currently seek to achieve their investment objectives by investing a portion of their assets in the iShares 1-3 Year Treasury Bond ETF (the "iShares ETF").  The iShares ETF is a registered open-end management investment company organized as a Delaware statutory trust.  The Hedged Equity Fund and Hedged High Income Fund may redeem their investments from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Hedged Equity Fund and Hedged High Income Fund and each Fund's shareholders to do so.  The latest financial statements for the iShares ETF can be found at www.sec.gov. The performance of the Hedged Equity Fund and Hedged High Income Fund may be directly affected by the performance of the iShares ETF.  As of May 31, 2016, the percentage of net assets invested in the iShares ETF by the Hedged Equity Fund and Hedged High Income Fund was 43.51% and 39.72%, respectively.

(Continued)

Cavalier Funds

Notes to Financial Statements

The Hedged High Income Fund also currently seeks to achieve its investment objective by investing a portion of its assets in the SPDR Barclays High Yield Bond ETF (the "SPDR ETF").  The SPDR ETF is a registered open-end management investment company organized as a Delaware statutory trust.  The Hedged High Income Fund may redeem its investment from the SPDR ETF at any time if the Advisor determines that it is in the best interest of the Hedged High Income Fund and its shareholders to do so.  The latest financial statements for the SPDR ETF can be found at www.sec.gov.  The performance of the Hedged High Income Fund may be directly affected by the performance of the SPDR ETF.  As of May 31, 2016, the percentage of net assets invested in the SPDR ETF by the Hedged High Income Fund was 29.84%.

6.  Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31,
2016, open taxable years consisted of the taxable years ended May 31, 2013 through May 31, 2016.  No examination of tax returns is currently in progress for any of the Funds.

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses, dividends paid/received, partnership adjustments, and PFIC mark-to-market adjustments and have no impact on the net assets of the Funds.  For the year ended May 31, 2016, the following reclassifications were necessary:

	Paid-in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Dividend Income Fund	$ (9,653)	$ 9,653	$ -
Dynamic Growth Fund	-	25,324	(25,324)
Fundamental Growth Fund	(56,913)	83,260	(26,347)
Global Opportunities Fund	-	-	-
Hedged Equity Fund	(30,582)	30,582	-
Hedged High Income Fund	-	-	-
Multi Strategist Fund	(13,394)	13,394	-
Stable Income Fund	-	-	-
Tactical Rotation Fund	(25,324)	25,324	-

(Continued)

Cavalier Funds

Notes to Financial Statements

Distributions during the fiscal years ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains
Dividend Income Fund	05/31/2016	$ 36,763	$ -
	05/31/2015	274,880	369
Dynamic Growth Fund	05/31/2016	1,831,137	753,946
	05/31/2015	1,291,733	648,924
Fundamental Growth Fund	05/31/2016	65,347	-
	05/31/2015	-	-
Global Opportunities Fund	05/31/2016	146,070	405,772
	05/31/2015	107,704	790,897
Hedged Equity Fund	05/31/2016	19,742	-
	05/31/2015	184,890	32,819
Hedged High Income Fund	05/31/2016	375,083	147,624
	05/31/2015	1,810,791	117,626
Multi Strategist Fund	05/31/2016	-	160,981
	05/31/2015	100,184	313,597
Stable Income Fund	05/31/2016	160,315	-
	05/31/2015	211,679	-
Tactical Rotation Fund	05/31/2016	2,025,325	214,852
	05/31/2015	2,446,547	-

(Continued)

Cavalier Funds

Notes to Financial Statements

At May 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

	Dividend Income Fund	Dynamic Growth Fund	Fundamental Growth Fund	Global Opportunities Fund	Hedged Equity Fund
Cost of Investments	$1,704,386	$11,664,667	$48,951,852	$13,705,466	$6,602,995

Gross Unrealized Appreciation	76,502	442,260	4,345,694	600,041	668
Gross Unrealized Depreciation	(738)	(260,761)	(877,770)	(27,244)	(5,163)
Net Unrealized Appreciation (Depreciation)	75,764	181,499	3,467,924	572,797	(4,495)

Undistributed Ordinary Income	-	556,146	-	25,470	-
Distributions in Excess of Net Investment Income	-	-	-	-	-
Accumulated Net Capital Losses	(372,469)	-	-	(4,283,768)	(533,442)
Deferred Post October Capital Losses	-	(147,175)	(4,033,822)	-	-
Deferred Late Year Ordinary Losses	(7,659)	(9,025)	-	-	(58,535)
Other Book/Tax Differences	-	-	-	-	-

Distributable Earnings (Accumulated Deficit)	$ (304,364)	$ 581,445	$ (565,898)	$(3,685,501)	$ (596,472)

	Hedged High Income Fund	Multi Strategist Fund	Stable Income Fund	Tactical Rotation Fund
Cost of Investments	$8,210,113	$4,273,144	$8,292,858	$88,662,505

Gross Unrealized Appreciation	-	127,310	185,305	1,295,800
Gross Unrealized Depreciation	(8,009)	(124,845)	(11,472)	(215,995)
Net Unrealized Appreciation (Depreciation)	(8,009)	2,465	173,833	1,079,805

Undistributed Ordinary Income	21,986	-	-	-
Distributions in Excess of Net Investment Income	-	-	-	-
Accumulated Net Capital Losses	(2,417,210)	(55,911)	(586,549)	(3,405,364)
Deferred Post October Capital Losses	-	(172,410)	-	-
Deferred Late Year Ordinary Losses	-	(14,952)	(4,764)	(82,251)
Other Book/Tax Differences	-	-	-	(4)

Distributable Earnings (Accumulated Deficit)	$ (2,403,233)	$ (240,808)	$ (417,480)	$(2,407,814)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales. Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2016 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Dividend Income Fund has a loss carryforward of $372,469, of which $113,754 is short term in nature and $258,715 of which is long term in nature. The Global Opportunities Fund has a loss carryforward of $4,283,768, of which $4,272,882 is short term in nature and $10,886 is long term in nature.  The Hedged Equity Fund has a loss carryforward of $533,442, of which $438,711 is short term in nature and $94,731 is long term in nature.  The Hedged High Income Fund has a loss carryforward of $2,417,210, of which $1,966,140 is short term in nature and $451,070 is long term in nature.  The Multi Strategist Fund has a loss carryforward of $55,911, of which all is short term in nature.  The Stable Income Fund has a loss carryforward of $586,549, of which $468,106 is short term in nature and $118,443 is long term in nature.  The Tactical Rotation Fund has a loss carryforward of $3,405,364, of which all is short term in nature.  The capital loss carryforwards have no expiration date.  In addition, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds' fiscal year-end that have not been recognized for tax purposes (Deferred Post October Capital Losses).

(Continued)

Cavalier Funds

Notes to Financial Statements

Under federal tax law, qualified late year ordinary losses realized after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended May 31, 2016, the Dividend Income Fund, Dynamic Growth Fund, Hedged Equity Fund, Multi Strategist Fund, Stable Income Fund, and Tactical Rotation Fund incurred late year ordinary losses of $7,659, $9,025, $58,535, $14,952, $4,764, and $82,251, respectively, which they will elect to defer to the fiscal year ended May 31, 2017.

7.  Affiliated Investments

Forward International Dividend Fund
5/31/15 Value	$3,360,488
Purchases	24,994
Sales	(3,133,588)
Change in Unrealized Appreciation	212,641
Net Realized Loss	(464,535)
5/31/16 Value	$-
Dividend Income	$24,994
Shares held as of 5/31/16	-

(Continued)

Cavalier Funds

Notes to Financial Statements

During the year ended May 31, 2016, the following portfolio company is considered to have been an affiliate of the Hedged Equity Fund.  This portfolio company is deemed to be an affiliate due to the fact that the Hedged Equity Fund held more than 5% of the outstanding voting shares of the portfolio company.  The Hedged Equity Fund held 0.00% of the outstanding shares and 0.00% of the net assets as of May 31, 2016.  The Hedged Equity Fund liquidated the position as of August 27, 2015.  Transactions in this company during the year ended May 31, 2016 were as follows:

QuantShares US Market Neutral Anti- Beta Fund
5/31/15 Value	$937,920
Purchases	-
Sales	(969,413)
Change in Unrealized Appreciation	33,579
Net Realized Loss	(2,086)
5/31/16 Value	$-
Dividend Income	$-
Shares held as of 5/31/16	-

8.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

9.  Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions

Per share distributions during the subsequent period were as follows:

				Distributions from
Fund	Share Class	Record Date	Pay Date	Ordinary Income
Stable Income Fund	Institutional	6/29/2016	6/30/2016	$ 0.01348
	Advisor	6/29/2016	6/30/2016	0.00543

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

(Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged Equity Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, Cavalier Stable Income Fund, and Cavalier Tactical Rotation Fund

We have audited the accompanying statements of assets and liabilities of the Cavalier Dividend Income Fund f/k/a "Rx Dividend Income Fund", Cavalier Dynamic Growth Fund f/k/a "Rx Dynamic Growth Fund", Cavalier Fundamental Growth Fund f/k/a "Rx Fundamental Growth Fund), Cavalier Global Opportunities Fund f/k/a "Rx Traditional Equity Fund", Cavalier Hedged Equity Fund f/k/a "Rx Non Traditional Fund", Cavalier Hedged High Income Fund f/k/a "Rx High Income Fund", Cavalier Multi Strategist Fund f/k/a "Rx Premier Managers Fund", Cavalier Stable Income Fund f/k/a "Rx Dynamic Total Return Fund", and Cavalier Tactical Rotation Fund f/k/a "Rx Tactical Rotation Fund" (the "Funds"), each a series of shares of beneficial interest in the Starboard Investment Trust, including the schedules of investments, as of May 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended May 31, 2012, for Cavalier Dynamic Growth Fund and Cavalier Stable Income Fund have been audited by other auditors, whose report dated July 26, 2012, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2016 by correspondence with the custodian and brokers or by other appropriate auditing procedures where responses from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cavalier Dividend Income Fund, Cavalier Dynamic Growth Fund, Cavalier Fundamental Growth Fund, Cavalier Global Opportunities Fund, Cavalier Hedged Equity Fund, Cavalier Hedged High Income Fund, Cavalier Multi Strategist Fund, Cavalier Stable Income Fund, and Cavalier Tactical Rotation Fund as of May 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
July 29, 2016

Cavalier Funds

Additional Information
(Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.  Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following distribution information for the fiscal year ended May 31, 2016.

	Ordinary Income	Long-Term Capital Gains
Dividend Income Fund	$ 36,763	$ -
Dynamic Growth Fund	1,831,137	753,946
Fundamental Growth Fund	65,347	-
Global Opportunities Fund	148,070	405,772
Hedged Equity Fund	19,742	-
Hedged High Income Fund	375,083	147,624
Multi Strategist Fund	-	160,981
Stable Income Fund	160,315	-
Tactical Rotation Fund	2,025,325	214,852

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 through May 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dividend Income Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,025.00	$9.52	1.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.60	$9.47	1.88%
Advisor Class Shares
Actual	$1,000.00	$1,019.10	$14.54	2.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.60	$14.48	2.88%

Dynamic Growth Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 967.30	$6.89	1.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$7.06	1.40%
Advisor Class Shares
Actual	$1,000.00	$ 962.00	$11.77	2.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.00	$12.08	2.40%

Fundamental Growth Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 968.60	$5.41	1.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Advisor Class Shares
Actual	$1,000.00	$ 964.10	$10.31	2.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.50	$10.58	2.10%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Global Opportunities Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 985.10	$5.46	1.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Advisor Class Shares
Actual	$1,000.00	$ 978.10	$10.39	2.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.50	$10.58	2.10%

Hedged Equity Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,000.10	$9.95	1.99%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.05	$10.02	1.99%
Advisor Class Shares
Actual	$1,000.00	$ 992.50	$14.89	2.99%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.05	$15.03	2.99%

Hedged High Income Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,001.20	$7.20	1.44%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.26	1.44%
Advisor Class Shares
Actual	$1,000.00	$ 996.30	$12.18	2.44%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.80	$12.28	2.44%

Multi Strategist Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 978.30	$7.32	1.48%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.47	1.48%
Advisor Class Shares
Actual	$1,000.00	$ 973.40	$12.24	2.48%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.60	$12.48	2.48%

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Stable Income Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,031.40	$6.60	1.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Advisor Class Shares
Actual	$1,000.00	$1,025.90	$11.65	2.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.50	$11.58	2.30%

Tactical Rotation Fund	Beginning Account Value 12/1/15	Ending Account Value 5/31/16	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 988.70	$7.21	1.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Advisor Class Shares
Actual	$1,000.00	$ 984.00	$12.15	2.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.75	$12.33	2.45%

*Expenses are equal to the average account value over the period multiplied by each Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $26,889 during the fiscal year ended May 31, 2016 for their services to the Funds and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	17	None.
Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	17
Independent Trustee of World Funds Trust for its twelve series, Gardner Lewis Investment Trust for its two series, Leeward Investment Trust for its one series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

(Continued)

Cavalier Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	17
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies). Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp. Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	17	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Date of Birth: 06/1989	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

The Cavalier Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Cavalier Investments
116 South Franklin Street	50 Braintree Hill Office Park
Post Office Box 69	Suite 105
Rocky Mount, North Carolina 27802-0069	Braintree, Massachusetts 02184

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.  CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
As of the date of this report, May 31, 2016, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2015	2016
Cavalier Dividend Income Fund	$11,250	$11,500
Cavalier Dynamic Growth Fund	$11,250	$11,500
Cavalier Stable Income Fund	$11,250	$11,500
Cavalier Fundamental Growth Fund	$11,250	$11,500
Cavalier Hedged High Income Fund	$11,250	$11,500
Cavalier Multi Strategist Fund	$11,250	$11,500
Cavalier Hedged Equity Fund	$11,250	$11,500
Cavalier Tactical Rotation Fund	$11,250	$11,500
Cavalier Global Opportunities Fund	$11,250	$11,500

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2015 and May 31, 2016 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2015	2016
Cavalier Dividend Income Fund	$2,000	$2,000
Cavalier Dynamic Growth Fund	$2,000	$2,000
Cavalier Stable Income Fund	$2,000	$2,000
Cavalier Fundamental Growth Fund	$2,000	$2,000
Cavalier Hedged High Income Fund	$2,000	$2,000
Cavalier Multi Strategist Fund	$2,000	$2,000
Cavalier Hedged Equity Fund	$2,000	$2,000
Cavalier Tactical Rotation Fund	$2,000	$2,000
Cavalier Global Opportunities Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)	The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2015 and May 31, 2016 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: August 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Cavalier Funds
Date: August 9, 2016

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds
Date: August 9, 2016